FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal[a]
	Amount			Value

Bonds 80.0%
Argentina 1.1%
[b,c]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	1,134,620,000			$373,914,021

Australia 10.0%
Government of Australia, TB123, 5.75%, 4/15/12	1,209,700,000		AUD	1,046,176,639
New South Wales Treasury Corp.,
6.00%, 5/01/12	962,015,000		AUD	829,761,937
senior note, 5.50%, 3/01/17	312,478,000		AUD	261,767,936
Queensland Treasury Corp.,
11, 6.00%, 6/14/11	1,012,250,000		AUD	867,344,113
13, 6.00%, 8/14/13	337,046,000		AUD	291,737,525
17, 6.00%, 9/14/17	66,390,000		AUD	57,058,112
[d]144A, 7.125%, 9/18/17	47,668,000		NZD	34,448,594

				3,388,294,856

Brazil 4.8%
Nota Do Tesouro Nacional,
10.00%, 1/01/12	780,040	[e]	BRL	415,961,255
10.00%, 1/01/14	78,500	[e]	BRL	40,288,616
10.00%, 1/01/17	930,930	[e]	BRL	457,477,688
[f] Index Linked, 6.00%, 5/15/11	21,945	[e]	BRL	23,145,951
[f] Index Linked, 6.00%, 5/15/13	47,855	[e]	BRL	49,442,242
[f] Index Linked, 6.00%, 5/15/15	482,735	[e]	BRL	493,257,043
[f] Index Linked, 6.00%, 5/15/45	131,725	[e]	BRL	131,461,662

				1,611,034,457

Canada 0.0%[g]
Province of Manitoba, 6.375%, 9/01/15	12,810,000		NZD	8,933,020

Germany 1.1%
KfW Bankengruppe, 4.66%, 1/05/12	2,452,000,000		NOK	388,188,140

Hungary 1.6%
Government of Hungary,
3.50%, 7/18/16	11,765,000		EUR	13,635,843
4.375%, 7/04/17	50,450,000		EUR	60,531,948
5.75%, 6/11/18	141,160,000		EUR	181,370,698
6.25%, 1/29/20	248,300,000			251,403,750
senior note, 3.875%, 2/24/20	36,045,000		EUR	40,791,469

				547,733,708

India 0.7%
Export-Import Bank of India, N-01, 5.90%, 5/07/13	5,310,000,000		INR	114,606,211
National Bank for Agriculture & Rural Development, 11B, 5.82%, 5/05/13	5,290,000,000		INR	114,151,731

				228,757,942

Indonesia 5.8%
Government of Indonesia,
FR13, 15.425%, 9/15/10	23,800,000,000		IDR	2,665,169
FR19, 14.25%, 6/15/13	194,977,000,000		IDR	24,754,182
FR20, 14.275%, 12/15/13	301,008,000,000		IDR	38,712,187
FR23, 11.00%, 12/15/12	8,700,000,000		IDR	1,020,280
FR25, 10.00%, 10/15/11	12,660,000,000		IDR	1,431,268
FR26, 11.00%, 10/15/14	145,580,000,000		IDR	17,287,974
FR27, 9.50%, 6/15/15	55,210,000,000		IDR	6,248,546
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	12,159,889
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	22,175,283
FR31, 11.00%, 11/15/20	889,507,000,000		IDR	110,347,702
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	168,383
FR34, 12.80%, 6/15/21	1,505,113,000,000		IDR	206,470,799
FR35, 12.90%, 6/15/22	798,372,000,000		IDR	109,081,087
FR36, 11.50%, 9/15/19	401,590,000,000		IDR	50,853,743
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	8,584,557
Quarterly Statement of Investments      See Notes to Statements of Investments.

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal[a]
	Amount			Value

FR39, 11.75%, 8/15/23	556,845,000,000		IDR	$70,635,844
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	85,912,333
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	91,735,381
FR43, 10.25%, 7/15/22	319,455,000,000		IDR	36,939,285
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	22,381,867
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	309,882,843
FR47, 10.00%, 2/15/28	1,854,867,000,000		IDR	202,226,318
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	37,649,309
FR49, 9.00%, 9/15/13	369,360,000,000		IDR	40,984,260
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	101,018,907
[d]senior bond, 144A, 8.50%, 10/12/35	81,448,000			100,973,704
[d]senior bond, 144A, 6.625%, 2/17/37	19,920,000			20,322,550
[d]senior bond, 144A, 7.75%, 1/17/38	133,746,000			153,139,170
[d]senior note, 144A, 11.625%, 3/04/19	57,990,000			82,796,837

				1,968,559,657

Iraq 0.2%
Government of Iraq,
[d]144A, 5.80%, 1/15/28	21,625,000			18,043,900
[h]Reg S, 5.80%, 1/15/28	61,094,000			50,976,834

				69,020,734

Israel 1.5%
Government of Israel, 2680, 7.00%, 4/29/11	1,922,260,000		ILS	517,395,224

Lithuania 1.9%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000			356,495,675
7.375%, 2/11/20	259,310,000			272,275,500

				628,771,175

Malaysia 5.1%
Government of Malaysia, senior bond,
3.644%, 8/25/10	147,890,000		MYR	45,449,184
3.756%, 4/28/11	2,420,562,000		MYR	749,205,315
3.833%, 9/28/11	1,336,740,000		MYR	415,415,675
2.711%, 2/14/12	320,690,000		MYR	98,053,954
3.718%, 6/15/12	306,680,000		MYR	95,422,568
3.702%, 2/25/13	62,130,000		MYR	19,319,487
3.70%, 5/15/13	23,710,000		MYR	7,368,143
3.21%, 5/31/13	1,000,000,000		MYR	306,458,071

				1,736,692,397

Mexico 3.8%
Government of Mexico,
M 20, 8.00%, 12/07/23	30,785,000	[i]	MXN	246,234,655
M 20, 10.00%, 12/05/24	12,883,000	[i]	MXN	120,864,511
M 20, 7.50%, 6/03/27	54,181,000	[i]	MXN	408,219,771
M 30, 10.00%, 11/20/36	39,583,000	[i]	MXN	373,179,321
senior bond, 5.95%, 3/19/19	130,400,000			140,981,960

				1,289,480,218

Norway 2.5%
Government of Norway, 6.00%, 5/16/11	5,290,430,000		NOK	849,946,385

Peru 0.2%
Government of Peru,
7.84%, 8/12/20	74,675,000		PEN	29,385,046
Series 7, 8.60%, 8/12/17	110,435,000		PEN	45,258,520

				74,643,566

Poland 7.2%
Government of Poland,
4.25%, 5/24/11	240,565,000		PLN	72,727,770
4.75%, 4/25/12	3,435,375,000		PLN	1,044,108,394
5.25%, 4/25/13	58,755,000		PLN	17,992,217

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal[a]
	Amount		Value

5.00%, 10/24/13	44,700,000	PLN	$13,543,574
5.75%, 4/25/14	987,775,000	PLN	305,425,989
6.25%, 10/24/15	477,140,000	PLN	149,993,817
5.75%, 9/23/22	495,970,000	PLN	148,421,244
senior note, 6.375%, 7/15/19	297,700,000		325,098,522
[j] Strip, 1/25/12	782,305,000	PLN	220,142,751
[j] Strip, 7/25/12	331,360,000	PLN	90,872,606
[j] Strip, 10/25/12	134,330,000	PLN	36,367,366

			2,424,694,250

Qatar 0.4%
[d]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	109,850,000		122,510,213

Russia 2.6%
Government of Russia,
[d]144A, 7.50%, 3/31/30	619,579,520		692,565,988
[h]senior bond, Reg S, 7.50%, 3/31/30	160,691,800		179,621,294

			872,187,282

South Africa 1.2%
Government of South Africa,
5.25%, 5/16/13	31,958,000	EUR	41,977,005
4.50%, 4/05/16	16,945,000	EUR	21,357,874
6.875%, 5/27/19	205,735,000		230,680,369
5.50%, 3/09/20	56,380,000		57,014,275
senior note, 6.50%, 6/02/14	7,290,000		8,016,521
senior note, 5.875%, 5/30/22	31,345,000		32,030,672

			391,076,716

South Korea 15.4%
The Export-Import Bank of Korea,
5.125%, 3/16/15	6,330,000		6,540,156
4.625%, 2/20/17	14,090,000	EUR	17,940,456
senior note, 8.125%, 1/21/14	37,645,000		42,925,841
[d]senior note, 144A, 5.25%, 2/10/14	6,200,000		6,437,813
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		13,661,890
Korea Deposit Insurance Corp.,
07-1, 5.57%, 9/14/12	44,400,000,000	KRW	38,136,732
08-1, 5.28%, 2/15/13	5,957,000,000	KRW	5,086,471
Korea Development Bank, senior note, 8.00%, 1/23/14	127,140,000		142,633,280
Korea Treasury Bond,
0400-1206, 4.00%, 6/10/12	2,350,812,570,000	KRW	1,973,223,645
0425-1212, 4.25%, 12/10/12	488,271,000,000	KRW	412,672,343
0475-1112, 4.75%, 12/10/11	1,748,897,430,000	KRW	1,485,425,507
0475-1203, 4.75%, 3/10/12	246,349,000,000	KRW	209,208,809
0500-1609, 5.00%, 9/10/16	175,000,000,000	KRW	148,512,210
0525-1303, 5.25%, 3/10/13	14,911,170,000	KRW	12,907,723
0525-1509, 5.25%, 9/10/15	26,000,000,000	KRW	22,375,821
0550-1106, 5.50%, 6/10/11	417,351,870,000	KRW	356,399,466
0575-1012, 5.75%, 12/10/10	147,250,000,000	KRW	124,594,807
senior note, 7.125%, 4/16/19	167,120,000		197,516,955

			5,216,199,925

Sri Lanka 1.6%
Government of Sri Lanka,
A, 12.00%, 7/15/11	1,445,200,000	LKR	13,058,677
A, 8.50%, 1/15/13	7,820,300,000	LKR	66,950,976
A, 13.50%, 2/01/13	7,593,700,000	LKR	72,725,159
A, 11.25%, 7/15/14	23,159,500,000	LKR	212,972,972
A, 11.00%, 8/01/15	15,208,000,000	LKR	139,057,449
B, 11.00%, 9/01/15	3,443,800,000	LKR	31,194,518

			535,959,751

[k]Supranational 2.4%
Corporacion Andina De Fomento, 8.125%, 6/04/19	136,720,000		167,235,631

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal[a]
	Amount		Value

European Investment Bank, senior note,
5.375%, 7/16/12	2,452,200,000	NOK	$401,133,750
4.50%, 5/15/13	340,210,000	NOK	54,932,743
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	183,771,806

			807,073,930

Sweden 5.2%
Government of Sweden, 5.25%, 3/15/11	13,190,610,000	SEK	1,745,444,871

United Arab Emirates 0.4%
[d]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	107,890,000		122,295,149

Venezuela 2.7%
Government of Venezuela,
10.75%, 9/19/13	133,587,000		115,806,570
[c,h]Reg S, FRN, 1.307%, 4/20/11	75,615,000		67,864,462
[h]senior bond, Reg S, 5.375%, 8/07/10	168,805,000		166,905,944
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	632,155,000		545,826,386

			896,403,362

Vietnam 0.6%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		205,273,950

Total Bonds (Cost $26,203,144,002)			27,020,484,899

Municipal Bonds 2.6%
United States and U.S. Territories 2.6%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
5.00%, 9/01/29	1,450,000		1,530,055
5.75%, 9/01/39	1,450,000		1,590,331
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/39	17,665,000		18,135,596
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/32	7,675,000		7,861,656
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	6,900,000		7,126,803
California State GO,
6.20%, 3/01/19	31,100,000		32,285,843
6.65%, 3/01/22	35,765,000		37,492,807
7.95%, 3/01/36	51,100,000		53,197,655
7.625%, 3/01/40	127,240,000		137,274,146
Refunding, 5.125%, 4/01/33	41,950,000		41,806,950
Refunding, 5.00%, 4/01/38	17,580,000		17,089,870
Refunding, AMBAC Insured, 4.50%, 8/01/28	17,000,000		15,891,430
Various Purpose, 6.00%, 4/01/38	105,350,000		113,801,177
Various Purpose, Refunding, 5.25%, 3/01/30	51,700,000		53,044,200
Various Purpose, Refunding, 5.50%, 3/01/40	43,400,000		44,682,904
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	11,775,000		11,416,805
Georgia State GO, Series B, 5.00%, 1/01/26	3,000,000		3,363,930
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	10,260,000		10,439,550
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	21,980,000		22,932,613
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	15,930,000		17,482,538
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	10,190,000		11,122,691
Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	16,000,000		18,027,520
MTA Revenue,
Series B, Assured Guaranty, 5.25%, 11/15/20	12,600,000		14,385,294
Transportation, Series A, AGMC Insured, 5.5%, 11/15/21	11,905,000		13,950,874
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	20,600,000		22,749,816
Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%, 8/01/37	60,670,000		59,402,604
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	4,000,000		4,216,160
Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32	22,035,000		22,907,806
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn., 8/01/27	6,485,000		2,492,639

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal[a]
	Amount		Value

8/01/30	6,485,000		$2,023,904
8/01/32	8,105,000		2,158,605
8/01/33	4,290,000		1,064,306
San Bernardino Community College District GO, Election of 2002, Series A,
6.375%, 8/01/26	3,675,000		4,310,922
6.50%, 8/01/27	5,330,000		6,290,359
6.50%, 8/01/28	2,200,000		2,584,626
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,
9/01/30	15,680,000		5,015,875
3/01/31	4,270,000		1,306,791
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	13,450,000		15,017,866
Tulare Sewer Revenue, Building America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	28,685,000		29,123,594

Total Municipal Bonds (Cost $840,521,126)			886,599,111

Total Investments before Short Term Investments (Cost $27,043,665,128)			27,907,084,010

Short Term Investments 11.8%
Foreign Government and Agency Securities 10.4%
Egypt 4.7%
[j] Egypt Treasury Bills,
2/08/11	2,418,700,000	EGP	398,060,719
8/03/10 —4/12/11	7,261,100,000	EGP	1,199,934,507

			1,597,995,226

Israel 3.0%
[j] Israel Treasury Bills,
10/06/10 —3/02/11	1,966,780,000	ILS	501,885,859
4/06/11	2,042,930,000	ILS	518,006,090

			1,019,891,949

Malaysia 2.4%
[j] Malaysia Treasury Bills, 7/22/10 —5/06/11	2,624,025,000	MYR	793,011,688

Norway 0.3%
[j] Norway Treasury Bill, 9/15/10	660,000,000	NOK	101,432,573

Sri Lanka 0.0%[g]
[j] Sri Lanka Treasury Bill, 2/04/11	205,610,000	LKR	1,691,382

Total Foreign Government and Agency Securities (Cost $3,627,451,162)			3,514,022,818

U.S. Government and Agency Securities (Cost $99,999,222) 0.3%
United States 0.3%
[j] FHLB, 6/01/10	100,000,000		100,000,000

Total Investments before Money Market Funds (Cost $30,771,115,512)			31,521,106,828

	Shares
Money Market Funds (Cost $368,971,823) 1.1%
United States 1.1%
[l] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	368,971,823	368,971,823

Total Investments (Cost $31,140,087,335) 94.4%		31,890,078,651
Other Assets, less Liabilities 5.6%		1,899,953,907

Net Assets 100.0%		$33,790,032,558

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[b]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[c]	The coupon rate shown represents the rate at period end.

[d]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $2,187,579,043, representing 6.47% of net assets.

[e]	Principal amount is stated in 1,000 Brazilian Real Units.

[f]	Redemption price at maturity is adjusted for inflation.

[g]	Rounds to less than 0.1% of net assets.

[h]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $465,368,534 representing 1.38% of net assets.

[i]	Principal amount is stated in 100 Mexican Peso Units.

[j]	The security is traded on a discount basis with no stated coupon rate.

[k]	A supranational organization is an entity formed by two or more central governments through international treaties.

[l]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
At May 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Chilean Peso	CITI	Sell	8,913,600,000	16,460,942		6/01/10	$—	$(349,242)
Chilean Peso	CITI	Buy	8,913,600,000	15,818,279		6/01/10	991,905	—
Indian Rupee	DBAB	Sell	1,979,778,000	42,539,278		6/01/10	—	(155,918)
Indian Rupee	DBAB	Buy	1,979,778,000	40,338,597		6/01/10	2,356,599	—
New Zealand Dollar	DBAB	Buy	82,500,000	58,500,750		6/01/10	—	(2,425,423)
New Zealand Dollar	UBSW	Buy	116,015,008	76,982,919		6/01/10	1,872,590	—
New Zealand Dollar	DBAB	Buy	32,816,136	21,776,788		6/01/10	528,370	—
New Zealand Dollar	CITI	Buy	65,632,522	43,511,080		6/01/10	1,099,406	—
New Zealand Dollar	CITI	Sell	65,632,522	45,770,808		6/01/10	1,160,322	—
New Zealand Dollar	UBSW	Sell	116,015,008	81,045,765		6/01/10	2,190,256	—
New Zealand Dollar	DBAB	Sell	115,316,136	80,547,168		6/01/10	2,166,683	—
Indian Rupee	HSBC	Buy	58,693,000	1,210,165		6/02/10	55,450	—
Indian Rupee	HSBC	Sell	58,693,000	1,263,574		6/02/10	17,328	—
New Zealand Dollar	BZWS	Buy	90,500,000	64,752,750		6/02/10	—	(3,244,256)
New Zealand Dollar	BZWS	Sell	96,165,744	67,727,610		6/02/10	2,368,383	—
New Zealand Dollar	FBCO	Sell	137,414,201	96,877,012		6/02/10	3,483,194	—
New Zealand Dollar	DBAB	Sell	49,739,803	35,098,892		6/02/10	1,293,142	—
Indian Rupee	HSBC	Buy	290,438,000	6,050,792		6/03/10	211,330	—
Indian Rupee	HSBC	Buy	1,938,670,000	40,338,535		6/04/10	1,456,507	—
Poland Zloty	DBAB	Buy	160,761,000	35,339,078	EUR	6/04/10	4,997,590	—
Indian Rupee	DBAB	Buy	969,335,000	20,169,268		6/07/10	721,442	—
Poland Zloty	DBAB	Buy	152,077,000	33,130,079	EUR	6/07/10	5,086,595	—
Indian Rupee	DBAB	Buy	488,941,000	10,144,004		6/08/10	392,306	—
Indian Rupee	HSBC	Buy	394,916,000	8,184,788		6/08/10	325,355	—
Poland Zloty	CITI	Buy	61,037,800	13,252,493	EUR	6/08/10	2,095,116	—
Mexican Peso	DBAB	Sell	545,880,645	39,135,437		6/09/10	—	(3,048,454)
New Zealand Dollar	BZWS	Buy	27,230,000	19,645,084		6/09/10	—	(1,147,509)
New Zealand Dollar	BZWS	Sell	96,165,744	67,687,221		6/09/10	2,361,001	—
Indian Rupee	DBAB	Buy	394,805,000	8,115,211		6/10/10	390,692	—
Indian Rupee	BZWS	Buy	590,382,000	12,172,825		6/11/10	545,318	—
Indian Rupee	HSBC	Buy	395,616,000	8,115,200		6/11/10	407,249	—
Indian Rupee	DBAB	Buy	988,229,000	20,288,011		6/16/10	989,087	—
Indian Rupee	DBAB	Buy	900,181,000	18,259,249		6/21/10	1,111,615	—
Indian Rupee	JPHQ	Buy	1,429,725,000	29,000,507		6/22/10	1,762,200	—
Swedish Krona	CITI	Buy	1,107,932,801	101,027,000	EUR	6/22/10	17,497,466	—
Indian Rupee	DBAB	Buy	2,163,512,000	43,500,794		6/24/10	3,040,358	—
Indian Rupee	HSBC	Buy	1,452,928,000	29,000,559		6/25/10	2,251,225	—
Peruvian Nuevo Sol	DBAB	Buy	98,841,518	32,274,781		6/28/10	2,457,638	—
Swedish Krona	UBSW	Buy	639,964,000	57,536,232	EUR	6/28/10	11,115,845	—
Malaysian Ringgit	JPHQ	Buy	159,282,000	44,887,135		6/29/10	3,889,185	—
Swedish Krona	UBSW	Buy	464,705,000	41,937,100	EUR	6/29/10	7,877,833	—
Indian Rupee	DBAB	Buy	1,436,398,000	29,000,565		7/09/10	1,853,303	—
Indian Rupee	JPHQ	Buy	1,437,557,000	29,000,545		7/09/10	1,878,219	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Malaysian Ringgit	DBAB	Buy	90,132,504	25,351,589		7/09/10	2,235,363	—
Indian Rupee	DBAB	Buy	725,738,000	14,500,260		7/12/10	1,084,303	—
Indian Rupee	JPHQ	Buy	872,766,000	17,400,335		7/12/10	1,341,520	—
Malaysian Ringgit	DBAB	Buy	189,098,252	53,000,865		7/12/10	4,867,695	—
Malaysian Ringgit	JPHQ	Buy	46,900,000	13,065,887		7/13/10	1,285,889	—
Malaysian Ringgit	DBAB	Buy	3,264,000	907,171		7/16/10	91,485	—
Indian Rupee	CITI	Buy	213,626,000	4,272,520		7/19/10	311,946	—
Indian Rupee	JPHQ	Buy	213,626,000	4,272,520		7/20/10	311,524	—
Malaysian Ringgit	DBAB	Buy	5,149,000	1,441,974		7/20/10	133,094	—
Malaysian Ringgit	DBAB	Buy	6,261,000	1,768,145		7/23/10	146,785	—
Malaysian Ringgit	JPHQ	Buy	6,585,000	1,854,930		7/27/10	158,681	—
Malaysian Ringgit	HSBC	Buy	31,057,000	8,807,248		7/30/10	688,127	—
New Zealand Dollar	DBAB	Sell	192,559,504	123,912,041		7/30/10	—	(6,434,566)
New Zealand Dollar	DBAB	Buy	70,350,000	48,639,990		7/30/10	—	(1,018,950)
New Zealand Dollar	DBAB	Sell	191,826,943	123,220,037		8/03/10	—	(6,594,405)
New Zealand Dollar	BZWS	Sell	75,092,238	48,209,217		8/03/10	—	(2,607,717)
New Zealand Dollar	DBAB	Sell	75,999,930	48,556,355		8/04/10	—	(2,871,245)
New Zealand Dollar	BZWS	Sell	37,836,112	24,290,784		8/04/10	—	(1,312,140)
New Zealand Dollar	CITI	Sell	190,499,870	124,401,178		8/05/10	—	(4,497,190)
New Zealand Dollar	DBAB	Sell	56,511,959	36,834,495		8/05/10	—	(1,403,323)
Malaysian Ringgit	HSBC	Buy	62,400,000	17,838,765		8/06/10	1,233,237	—
New Zealand Dollar	CITI	Sell	74,603,783	48,754,691		8/06/10	—	(1,721,114)
New Zealand Dollar	FBCO	Sell	37,232,890	24,247,920		8/06/10	—	(943,297)
Malaysian Ringgit	JPHQ	Buy	13,600,000	3,880,171		8/09/10	275,969	—
New Zealand Dollar	FBCO	Sell	154,872,994	101,829,426		8/09/10	—	(2,933,378)
New Zealand Dollar	CITI	Sell	73,612,627	48,397,358		8/09/10	—	(1,397,413)
New Zealand Dollar	DBAB	Sell	73,944,802	48,640,891		8/09/10	—	(1,378,578)
New Zealand Dollar	FBCO	Sell	72,900,629	48,415,495		8/11/10	—	(890,764)
Malaysian Ringgit	HSBC	Buy	103,249,178	29,353,000		8/12/10	2,195,414	—
New Zealand Dollar	DBAB	Sell	153,708,489	100,163,649		8/12/10	—	(3,789,658)
Indian Rupee	JPHQ	Buy	2,413,495,000	49,255,000		8/13/10	2,433,767	—
Malaysian Ringgit	HSBC	Buy	493,150,785	139,918,000		8/13/10	10,760,237	—
New Zealand Dollar	DBAB	Sell	39,558,000	25,677,098		8/13/10	—	(1,074,176)
Indian Rupee	DBAB	Buy	1,215,391,800	24,628,000		8/16/10	1,395,802	—
Malaysian Ringgit	HSBC	Buy	115,697,015	32,729,000		8/16/10	2,616,374	—
New Zealand Dollar	DBAB	Sell	41,618,000	27,472,042		8/16/10	—	(666,423)
Brazilian Real	DBAB	Buy	62,779,000	3,048,987,693	JPY	8/17/10	366,087	—
Indian Rupee	HSBC	Buy	3,869,965,050	78,810,000		8/17/10	4,047,098	—
Japanese Yen	UBSW	Sell	8,717,091,000	91,898,151		8/17/10	—	(3,816,981)
New Israeli Shekel	CITI	Buy	169,955,000	44,850,108		8/17/10	—	(1,012,361)
Brazilian Real	DBAB	Buy	46,379,000	2,233,148,850	JPY	8/18/10	475,807	—
Chilean Peso	JPHQ	Buy	31,657,567,200	57,840,000		8/18/10	1,846,775	—
Indian Rupee	JPHQ	Buy	485,063,100	9,855,000		8/18/10	529,585	—
Japanese Yen	JPHQ	Sell	4,331,618,000	45,949,061		8/18/10	—	(1,613,675)
Brazilian Real	DBAB	Buy	69,568,000	3,270,113,408	JPY	8/19/10	1,577,104	—
Chilean Peso	JPHQ	Buy	10,728,200,000	19,400,000		8/19/10	826,621	—
Japanese Yen	HSBC	Sell	4,311,532,000	45,828,359		8/19/10	—	(1,514,661)
New Israeli Shekel	CITI	Buy	170,040,000	44,797,542		8/19/10	—	(937,946)

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

New Israeli Shekel	DBAB	Buy	17,025,000	4,484,984		8/19/10	—	(93,608)
Brazilian Real	HSBC	Buy	76,000,000	38,481,013		8/20/10	2,458,705	—
Euro	UBSW	Sell	70,690,000	99,648,159		8/20/10	12,584,041	—
Indian Rupee	DBAB	Buy	1,650,347,000	33,046,596		8/20/10	2,280,070	—
Japanese Yen	DBAB	Sell	4,327,940,000	45,828,374		8/20/10	—	(1,695,653)
Japanese Yen	BZWS	Sell	4,322,430,000	45,896,388		8/20/10	—	(1,567,136)
New Israeli Shekel	CITI	Buy	65,235,000	17,067,842		8/20/10	—	(241,341)
Brazilian Real	JPHQ	Buy	76,000,000	38,529,785		8/23/10	2,377,706	—
Euro	UBSW	Sell	70,735,000	100,051,828		8/23/10	12,928,980	—
Indian Rupee	DBAB	Buy	1,430,235,000	28,640,390		8/23/10	1,967,930	—
Japanese Yen	CITI	Sell	8,636,095,000	91,792,788		8/23/10	—	(3,043,032)
Japanese Yen	FBCO	Sell	8,572,756,000	91,792,767		8/23/10	—	(2,347,507)
New Israeli Shekel	CITI	Buy	111,326,000	29,194,902		8/23/10	—	(479,914)
Japanese Yen	JPHQ	Sell	8,617,736,000	91,792,784		8/24/10	—	(2,843,100)
Japanese Yen	BZWS	Sell	8,589,052,000	91,792,797		8/24/10	—	(2,528,093)
New Zealand Dollar	FBCO	Sell	66,881,603	44,100,391		8/24/10	—	(1,093,888)
Japanese Yen	DBAB	Sell	4,271,575,000	45,896,368		8/25/10	—	(1,012,867)
New Zealand Dollar	DBAB	Sell	66,562,000	44,496,697		8/27/10	—	(472,205)
Brazilian Real	DBAB	Buy	46,449,000	2,170,236,627	JPY	8/31/10	1,114,752	—
Indian Rupee	DBAB	Buy	1,011,402,000	20,268,577		9/01/10	1,362,644	—
Japanese Yen	JPHQ	Sell	4,281,239,000	45,896,399		9/01/10	—	(1,125,627)
Brazilian Real	DBAB	Buy	69,674,000	3,221,516,738	JPY	9/02/10	2,024,860	—
Japanese Yen	HSBC	Sell	4,236,375,000	45,896,396		9/02/10	—	(633,979)
Euro	BZWS	Sell	70,305,000	100,142,442		9/07/10	13,534,967	—
Euro	HSBC	Sell	75,546,000	107,592,613		9/08/10	14,527,928	—
Malaysian Ringgit	HSBC	Buy	186,092,504	36,804,887	EUR	9/08/10	11,451,772	—
Japanese Yen	HSBC	Sell	6,380,381,000	68,844,613		9/09/10	—	(1,246,159)
Japanese Yen	HSBC	Sell	6,358,487,000	68,844,597		9/10/10	—	(1,007,317)
Japanese Yen	DBAB	Sell	6,506,245,000	70,877,217		9/10/10	—	(597,910)
Euro	HSBC	Sell	72,875,156	106,233,030		9/13/10	16,454,122	—
Japanese Yen	UBSW	Sell	5,404,624,000	59,064,347		9/13/10	—	(313,015)
Brazilian Real	DBAB	Buy	104,509,000	4,872,972,495	JPY	9/15/10	2,402,649	—
Japanese Yen	BZWS	Sell	4,252,396,000	47,251,470		9/15/10	530,730	—
Japanese Yen	UBSW	Sell	6,404,537,000	70,877,226		9/15/10	511,082	—
Japanese Yen	HSBC	Sell	4,299,980,000	47,251,489		9/15/10	7,947	—
Euro	UBSW	Sell	37,255,501	54,389,306		9/15/10	8,491,303	—
Japanese Yen	DBAB	Sell	2,138,129,000	23,625,735		9/16/10	133,723	—
Japanese Yen	HSBC	Sell	6,378,240,000	70,877,209		9/16/10	798,326	—
New Zealand Dollar	DBAB	Sell	39,235,631	26,758,700		9/16/10	291,247	—
Euro	CITI	Sell	37,345,033	54,389,306		9/16/10	8,380,549	—
Euro	BZWS	Sell	15,378,200	22,642,093		9/20/10	3,695,537	—
Euro	UBSW	Sell	57,337,327	84,119,592		9/20/10	13,477,720	—
Japanese Yen	JPHQ	Sell	4,276,260,000	47,251,492		9/21/10	261,874	—
Japanese Yen	HSBC	Sell	2,120,172,000	23,625,719		9/21/10	328,241	—
Euro	UBSW	Sell	100,326,698	147,102,014		9/23/10	23,491,871	—
Swedish Krona	UBSW	Buy	335,000,000	32,949,415	EUR	9/23/10	2,321,300	—
Euro	JPHQ	Sell	44,143,954	65,359,538		9/24/10	10,970,285	—
Indian Rupee	HSBC	Buy	1,265,363,000	25,684,827		9/24/10	1,337,703	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Indian Rupee	DBAB	Buy	2,529,955,000	51,369,645		9/24/10	2,658,950	—
Japanese Yen	JPHQ	Sell	4,375,489,000	48,350,616		9/24/10	267,201	—
Swedish Krona	UBSW	Buy	1,007,972,000	100,141,275	EUR	9/24/10	5,751,068	—
Indian Rupee	DBAB	Buy	400,000,000	11,614,402	NZD	9/27/10	712,294	—
Indian Rupee	JPHQ	Buy	1,256,501,000	25,684,812		9/27/10	1,143,261	—
Indian Rupee	DBAB	Buy	3,137,593,000	64,212,042		9/27/10	2,780,005	—
Japanese Yen	JPHQ	Sell	435,107,000	4,835,059		9/27/10	53,212	—
Malaysian Ringgit	JPHQ	Buy	127,853,719	36,803,028		9/27/10	2,182,073	—
Swedish Krona	UBSW	Buy	1,007,011,000	100,141,310	EUR	9/27/10	5,626,494	—
Japanese Yen	JPHQ	Sell	1,270,606,000	14,119,413		9/28/10	155,060	—
Malaysian Ringgit	JPHQ	Buy	99,180,000	19,455,070	EUR	9/28/10	6,269,261	—
Swedish Krona	DBAB	Buy	558,474,000	55,403,067	EUR	9/28/10	3,285,072	—
Indian Rupee	JPHQ	Buy	2,895,961,500	59,075,093		9/29/10	2,749,786	—
Indian Rupee	DBAB	Buy	2,523,790,000	51,369,632		9/29/10	2,509,887	—
Japanese Yen	JPHQ	Sell	2,117,676,000	23,532,348		9/29/10	257,882	—
Euro	UBSW	Sell	210,255,000	307,266,657		10/04/10	48,188,395	—
Euro	DBAB	Sell	67,415,000	98,623,426		10/04/10	15,554,005	—
Philippine Peso	HSBC	Buy	1,923,378,000	39,759,752		10/04/10	1,288,863	—
Philippine Peso	DBAB	Buy	2,397,810,000	49,699,664		10/04/10	1,474,249	—
Indian Rupee	JPHQ	Buy	2,575,440,000	52,560,000		10/05/10	2,400,861	—
Indian Rupee	DBAB	Buy	3,863,064,150	78,830,000		10/05/10	3,609,246	—
New Israeli Shekel	DBAB	Buy	30,498,000	8,100,398		10/05/10	—	(234,892)
Philippine Peso	HSBC	Buy	2,867,508,000	59,639,531		10/05/10	1,552,714	—
Philippine Peso	DBAB	Buy	2,866,814,000	59,639,560		10/05/10	1,537,875	—
Euro	UBSW	Sell	102,935,000	149,533,675		10/06/10	22,693,665	—
New Israeli Shekel	DBAB	Buy	564,840,000	150,000,000		10/06/10	—	(4,326,922)
Philippine Peso	JPHQ	Buy	757,343,000	15,903,885		10/06/10	256,148	—
Philippine Peso	DBAB	Buy	2,353,377,000	49,699,633		10/07/10	511,385	—
Euro	UBSW	Sell	102,960,000	151,222,500		10/08/10	24,349,185	—
Philippine Peso	JPHQ	Buy	939,542,000	19,879,859		10/08/10	164,013	—
Philippine Peso	DBAB	Buy	1,883,179,000	39,759,712		10/08/10	415,392	—
Philippine Peso	CITI	Buy	941,987,000	19,879,854		10/08/10	216,178	—
Philippine Peso	HSBC	Buy	1,886,740,000	39,759,765		10/08/10	491,309	—
Malaysian Ringgit	DBAB	Buy	114,331,256	33,174,111		10/12/10	1,664,356	—
Malaysian Ringgit	CITI	Buy	51,709,950	15,000,000		10/12/10	756,806	—
Philippine Peso	DBAB	Buy	560,732,000	11,927,930		10/12/10	29,900	—
Malaysian Ringgit	DBAB	Buy	49,340,600	14,527,751		10/13/10	506,406	—
Philippine Peso	JPHQ	Buy	1,672,890,000	35,783,743		10/13/10	—	(112,165)
Philippine Peso	HSBC	Buy	934,950,000	19,879,864		10/13/10	56,379	—
Philippine Peso	JPHQ	Buy	947,444,000	20,158,383		10/13/10	44,274	—
Chinese Yuan	HSBC	Buy	391,351,972	39,741,171	EUR	10/15/10	8,555,235	—
Philippine Peso	JPHQ	Buy	315,900,000	6,735,608		10/15/10	—	(874)
Chinese Yuan	HSBC	Buy	379,127,279	38,382,996	EUR	10/18/10	8,436,377	—
Philippine Peso	JPHQ	Buy	1,048,980,000	22,452,002		10/18/10	—	(95,092)
Chinese Yuan	HSBC	Buy	508,169,986	51,300,449	EUR	10/19/10	11,490,863	—
Philippine Peso	DBAB	Buy	528,520,000	11,225,998		10/19/10	37,257	—
Chinese Yuan	HSBC	Buy	314,000,000	47,586,573		10/21/10	—	(1,417,835)
Philippine Peso	JPHQ	Buy	1,060,856,000	22,451,979		10/21/10	151,476	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Philippine Peso	DBAB	Buy	2,112,730,000	44,903,932		10/21/10	111,601	—
Malaysian Ringgit	JPHQ	Buy	32,000,000	6,371,075	EUR	10/22/10	1,894,636	—
Chinese Yuan	HSBC	Buy	343,208,767	52,129,282		10/25/10	—	(1,658,765)
Philippine Peso	DBAB	Buy	2,114,557,000	44,423,466		10/25/10	613,551	—
Philippine Peso	HSBC	Buy	3,175,168,000	66,635,215		10/25/10	991,288	—
Philippine Peso	JPHQ	Buy	1,057,945,000	22,211,736		10/25/10	320,968	—
Chilean Peso	CITI	Buy	8,534,203,142	16,170,920		10/26/10	—	(95,786)
Chinese Yuan	HSBC	Buy	582,413,784	88,215,108		10/26/10	—	(2,565,322)
Euro	DBAB	Sell	175,760,000	259,597,520		10/26/10	42,977,394	—
Euro	BZWS	Sell	69,060,000	103,320,666		10/26/10	18,205,817	—
Indian Rupee	HSBC	Buy	910,702,000	19,156,542		10/26/10	251,847	—
Indian Rupee	DBAB	Buy	2,729,118,000	57,469,634		10/26/10	691,854	—
Norwegian Krone	BZWS	Buy	1,167,688,000	138,106,209	EUR	10/26/10	9,210,624	—
Philippine Peso	HSBC	Buy	2,906,928,000	61,143,005		10/26/10	764,380	—
Chinese Yuan	HSBC	Buy	348,030,387	52,608,327		10/27/10	—	(1,425,171)
Euro	UBSW	Sell	139,330,000	208,653,642		10/27/10	36,930,955	—
Indian Rupee	HSBC	Buy	1,356,628,000	28,734,813		10/27/10	175,045	—
Chilean Peso	JPHQ	Buy	5,648,899,000	10,754,686		10/28/10	—	(114,655)
Philippine Peso	DBAB	Buy	1,340,300,000	28,063,233		10/28/10	474,939	—
Euro	DBAB	Sell	22,651,000	33,457,792		11/02/10	5,539,034	—
Euro	DBAB	Sell	84,940,000	124,878,788		11/03/10	20,183,956	—
Chinese Yuan	HSBC	Buy	337,830,359	50,761,864		11/04/10	—	(1,064,810)
Euro	DBAB	Sell	65,121,000	95,483,666		11/05/10	15,215,636	—
Japanese Yen	CITI	Sell	9,190,446,650	101,571,762		11/08/10	467,582	—
Japanese Yen	BZWS	Sell	9,028,069,000	100,807,515		11/10/10	1,484,936	—
Japanese Yen	BZWS	Sell	12,407,760,000	138,471,737		11/12/10	1,960,901	—
Japanese Yen	UBSW	Sell	9,153,053,700	102,235,630		11/12/10	1,533,246	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	100,000,000		11/12/10	2,851,231	—
Japanese Yen	DBAB	Sell	10,792,263,000	120,482,981		11/15/10	1,737,469	—
Japanese Yen	BZWS	Sell	2,597,950,000	28,915,911		11/16/10	330,411	—
Japanese Yen	JPHQ	Sell	5,389,206,000	60,241,516		11/16/10	943,552	—
Japanese Yen	UBSW	Sell	4,305,100,000	48,193,216		11/17/10	822,652	—
Japanese Yen	BZWS	Sell	10,760,696,000	120,482,976		11/17/10	2,079,167	—
Japanese Yen	HSBC	Sell	2,816,138,000	31,325,576		11/17/10	338,597	—
Euro	UBSW	Sell	43,392,971	64,820,420		11/18/10	11,327,468	—
Euro	DBAB	Sell	8,448,314	12,554,195		11/18/10	2,139,484	—
Japanese Yen	BZWS	Sell	15,005,634,000	168,676,164		11/18/10	3,559,855	—
Euro	DBAB	Sell	89,079,903	133,475,413		11/29/10	23,649,286	—
Japanese Yen	BZWS	Sell	16,955,472,000	192,772,752		11/29/10	6,150,265	—
Japanese Yen	BOFA	Sell	11,637,164,000	131,326,438		11/29/10	3,240,562	—
Japanese Yen	CITI	Sell	4,208,470,000	48,193,186		11/29/10	1,872,144	—
Norwegian Krone	UBSW	Buy	737,164,000	86,214,987	EUR	11/29/10	6,820,987	—
Philippine Peso	HSBC	Buy	3,967,995,500	83,300,000		11/30/10	920,351	—
Swedish Krona	BZWS	Buy	1,266,479,512	122,442,066	EUR	11/30/10	11,352,054	—
Euro	UBSW	Sell	41,865,000	62,326,519		12/01/10	10,710,171	—
Euro	DBAB	Sell	49,698,563	74,037,937		12/01/10	12,763,405	—
Japanese Yen	DBAB	Sell	10,434,667,000	120,482,952		12/01/10	5,625,729	—
Norwegian Krone	UBSW	Buy	261,350,000	30,301,449	EUR	12/01/10	2,740,735	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Philippine Peso	HSBC	Buy	1,635,720,000	34,400,000		12/01/10	314,831	—
Malaysian Ringgit	HSBC	Buy	300,000,000	88,482,525		12/02/10	2,729,840	—
Mexican Peso	CITI	Sell	517,371,000	38,095,207		12/02/10	—	(1,133,057)
Philippine Peso	HSBC	Buy	5,536,323,000	117,000,000		12/03/10	475,672	—
Chilean Peso	DBAB	Buy	8,550,080,000	17,246,757		12/06/10	—	(1,153,974)
Chilean Peso	MLCO	Buy	6,499,780,000	13,130,869		12/06/10	—	(897,117)
Chinese Yuan	HSBC	Buy	149,888,000	22,631,436		12/06/10	—	(555,970)
Chinese Yuan	HSBC	Buy	188,850,000	18,976,619	EUR	12/06/10	4,415,678	—
Indian Rupee	DBAB	Buy	4,607,316,000	98,700,000		12/06/10	—	(759,521)
Indian Rupee	JPHQ	Buy	3,689,300,000	79,000,000		12/06/10	—	(574,338)
Malaysian Ringgit	JPHQ	Buy	99,684,424	29,396,763		12/06/10	907,520	—
Chilean Peso	MLCO	Buy	9,776,450,000	19,710,585		12/07/10	—	(1,310,164)
Euro	UBSW	Sell	173,474,656	260,971,286		12/07/10	47,075,154	—
Chinese Yuan	JPHQ	Buy	128,344,293	19,299,894		12/13/10	—	(391,964)
Chinese Yuan	HSBC	Buy	257,416,734	38,715,105		12/14/10	—	(790,422)
Norwegian Krone	UBSW	Buy	286,160,000	33,336,440	EUR	12/14/10	2,777,592	—
Swedish Krona	UBSW	Buy	433,849,000	41,670,172	EUR	12/14/10	4,218,139	—
Chinese Yuan	HSBC	Buy	256,107,587	38,538,498		12/15/10	—	(805,145)
Euro	DBAB	Sell	41,835,000	61,091,651		12/15/10	9,503,776	—
Euro	BZWS	Sell	41,835,000	61,314,631		12/15/10	9,726,757	—
Norwegian Krone	UBSW	Buy	428,601,000	50,004,200	EUR	12/15/10	4,065,740	—
Swedish Krona	UBSW	Buy	433,883,000	41,670,236	EUR	12/15/10	4,221,817	—
Malaysian Ringgit	JPHQ	Buy	140,706,364	41,250,766		12/16/10	1,510,555	—
Malaysian Ringgit	JPHQ	Buy	73,636,682	21,594,968		12/17/10	782,845	—
Euro	UBSW	Sell	68,795,891	100,046,424		12/20/10	15,207,341	—
Poland Zloty	DBAB	Buy	354,200,000	83,141,637	EUR	12/20/10	3,424,400	—
Malaysian Ringgit	JPHQ	Buy	88,117,194	25,727,648		12/21/10	1,047,284	—
Malaysian Ringgit	HSBC	Buy	117,182,505	34,089,357		12/22/10	1,516,100	—
Malaysian Ringgit	HSBC	Buy	57,214,469	16,634,047		12/23/10	749,793	—
Japanese Yen	CITI	Sell	8,267,822,900	90,556,162		12/28/10	—	(522,575)
Japanese Yen	JPHQ	Sell	8,250,436,116	90,556,162		12/28/10	—	(331,041)
Japanese Yen	BZWS	Sell	8,237,350,750	90,556,162		12/28/10	—	(186,892)
Malaysian Ringgit	HSBC	Buy	64,732,814	18,793,640		12/28/10	871,394	—
Euro	DBAB	Sell	130,978,200	188,687,195		1/04/11	27,136,322	—
Chilean Peso	MLCO	Buy	20,980,672,000	42,342,426		1/07/11	—	(2,895,013)
Chilean Peso	DBAB	Buy	12,284,600,000	24,638,187		1/07/11	—	(1,540,943)
Japanese Yen	BZWS	Sell	6,663,490,000	73,134,751		1/07/11	—	(292,260)
Japanese Yen	CITI	Sell	3,332,090,000	36,567,349		1/07/11	—	(149,958)
Japanese Yen	UBSW	Sell	3,331,470,000	36,567,367		1/07/11	—	(143,108)
Malaysian Ringgit	DBAB	Buy	114,331,256	33,716,088		1/07/11	1,005,210	—
Chilean Peso	DBAB	Buy	17,261,240,000	35,241,405		1/10/11	—	(2,790,422)
Euro	CITI	Sell	28,395,000	40,837,689		1/10/11	5,812,306	—
Euro	BZWS	Sell	21,734,000	31,244,798		1/10/11	4,435,794	—
Euro	BOFA	Sell	34,075,000	48,693,175		1/11/11	6,660,986	—
Euro	DBAB	Sell	112,242,000	160,428,613		1/11/11	21,975,876	—
Euro	UBSW	Sell	143,798,000	205,609,570		1/11/11	28,231,881	—
Japanese Yen	HSBC	Sell	3,345,940,000	36,567,650		1/11/11	—	(306,631)
Japanese Yen	DBAB	Sell	3,342,370,000	36,567,399		1/11/11	—	(267,538)

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Euro	JPHQ	Sell	26,531,589	38,405,218		1/13/11	5,677,204	—
Euro	CITI	Sell	192,914,073	279,257,589		1/13/11	41,288,634	—
Euro	UBSW	Sell	52,878,633	76,736,415		1/13/11	11,508,032	—
Japanese Yen	HSBC	Sell	9,186,550,000	100,163,003		1/13/11	—	(1,084,312)
Philippine Peso	JPHQ	Buy	5,005,465,000	107,628,731		1/13/11	—	(1,814,752)
Euro	BZWS	Sell	28,201,936	40,921,009		1/14/11	6,132,130	—
Japanese Yen	BZWS	Sell	9,117,490,000	100,163,029		1/14/11	—	(326,127)
Japanese Yen	UBSW	Sell	10,039,090,000	110,922,553		1/14/11	275,907	—
Philippine Peso	HSBC	Buy	1,130,610,000	24,173,829		1/14/11	—	(275,265)
Euro	DBAB	Sell	60,028,000	86,834,704		1/18/11	12,782,859	—
Japanese Yen	HSBC	Sell	10,034,848,500	110,650,000		1/18/11	37,031	—
Philippine Peso	HSBC	Buy	1,463,195,000	31,344,551		1/18/11	—	(427,169)
Philippine Peso	DBAB	Buy	834,495,000	17,926,853		1/18/11	—	(293,933)
Euro	CITI	Sell	42,223,091	60,637,848		1/19/11	8,549,911	—
Euro	BZWS	Sell	22,914,073	32,866,801		1/19/11	4,599,169	—
Philippine Peso	JPHQ	Buy	2,083,812,000	44,712,198		1/19/11	—	(685,164)
Philippine Peso	DBAB	Buy	522,121,000	11,173,144		1/19/11	—	(141,707)
Euro	DBAB	Sell	70,284,000	98,570,499		1/25/11	11,859,470	—
Euro	UBSW	Sell	40,540,286	57,040,182		1/25/11	7,024,675	—
Brazilian Real	DBAB	Buy	193,126,000	8,794,706,976	JPY	1/26/11	3,174,983	—
Japanese Yen	UBSW	Sell	15,371,620,000	171,172,357		1/26/11	1,692,714	—
Japanese Yen	BZWS	Sell	17,569,570,000	195,625,432		1/26/11	1,912,314	—
Japanese Yen	DBAB	Sell	4,380,540,000	48,906,330		1/26/11	608,730	—
Brazilian Real	HSBC	Buy	72,085,000	3,293,402,179	JPY	1/27/11	1,056,307	—
Chilean Peso	DBAB	Buy	20,283,160,000	40,348,438		1/27/11	—	(2,237,791)
Euro	CITI	Sell	81,493,700	115,048,731		1/27/11	14,505,658	—
Japanese Yen	HSBC	Sell	14,058,900,000	156,535,245		1/27/11	1,524,403	—
Chilean Peso	DBAB	Buy	46,684,780,000	92,162,235		1/28/11	—	(4,447,690)
Chilean Peso	JPHQ	Buy	23,075,040,000	45,473,817		1/28/11	—	(2,118,860)
Euro	BZWS	Sell	75,900,000	106,691,871		1/28/11	13,048,936	—
New Zealand Dollar	BZWS	Sell	9,368,064	6,435,860		1/28/11	183,075	—
New Zealand Dollar	UBSW	Sell	77,637,415	53,093,899		1/28/11	1,274,219	—
New Zealand Dollar	DBAB	Sell	79,324,138	54,594,838		1/28/11	1,649,342	—
Norwegian Krone	UBSW	Buy	793,120,000	94,698,634	EUR	1/28/11	4,588,755	—
Swedish Krona	UBSW	Buy	968,454,000	94,698,583	EUR	1/28/11	7,281,738	—
Chilean Peso	DBAB	Buy	52,826,320,000	102,023,423		1/31/11	—	(2,779,617)
Chilean Peso	JPHQ	Buy	24,540,000,000	47,699,574		1/31/11	—	(1,596,742)
Euro	DBAB	Sell	63,165,000	88,522,589		1/31/11	10,588,922	—
Euro	UBSW	Sell	60,396,000	84,572,519		1/31/11	10,055,274	—
Euro	BZWS	Sell	19,040,000	26,684,560		1/31/11	3,192,800	—
Chinese Yuan	DBAB	Buy	929,101,000	139,914,314		2/01/11	—	(2,756,715)
Chilean Peso	DBAB	Buy	28,279,300,000	54,482,805		2/02/11	—	(1,358,547)
Chilean Peso	MLCO	Buy	27,275,700,000	52,387,282		2/02/11	—	(1,148,342)
Brazilian Real	HSBC	Buy	133,168,700	66,535,779		2/03/11	2,379,604	—
Chilean Peso	DBAB	Buy	13,711,100,000	26,193,715		2/03/11	—	(437,496)
Philippine Peso	DBAB	Buy	2,398,000,000	50,083,542		2/03/11	512,477	—
Philippine Peso	HSBC	Buy	856,100,000	17,887,589		2/03/11	175,485	—
Brazilian Real	DBAB	Buy	131,356,614	66,540,000		2/04/11	1,420,876	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Indian Rupee	HSBC	Buy	1,251,285,000	26,601,012		2/04/11	—	(84,370)
Indian Rupee	JPHQ	Buy	434,000,000	9,253,731		2/04/11	—	(56,608)
Indian Rupee	JPHQ	Buy	358,240,000	7,588,223		2/04/11	3,431	—
Philippine Peso	HSBC	Buy	676,100,000	14,219,315		2/04/11	44,593	—
Philippine Peso	BOFA	Buy	675,500,000	14,221,053		2/04/11	30,198	—
Chilean Peso	DBAB	Buy	12,407,800,000	23,340,482		2/07/11	—	(35,597)
Indian Rupee	HSBC	Buy	541,250,000	11,566,407		2/07/11	—	(98,274)
Philippine Peso	JPHQ	Buy	930,700,000	19,676,533		2/07/11	—	(46,606)
Philippine Peso	BOFA	Buy	847,000,000	17,888,068		2/07/11	—	(23,505)
Australian Dollar	UBSW	Buy	81,119,301	67,574,000		2/08/11	—	(981,901)
Australian Dollar	MSCO	Buy	81,141,704	67,574,000		2/08/11	—	(963,509)
Chilean Peso	BZWS	Buy	13,094,000,000	24,156,443		2/08/11	436,477	—
Chilean Peso	JPHQ	Buy	13,008,500,000	24,156,469		2/08/11	275,866	—
Chilean Peso	DBAB	Buy	19,530,500,000	36,234,694		2/08/11	447,146	—
Euro	CITI	Sell	80,318,000	110,224,006		2/08/11	11,117,426	—
Euro	HSBC	Sell	12,565,000	17,183,266		2/08/11	1,678,968	—
Euro	UBSW	Sell	60,237,000	82,696,365		2/08/11	8,368,281	—
Euro	JPHQ	Sell	2,700,000	3,691,710		2/08/11	360,106	—
Indian Rupee	HSBC	Buy	897,700,000	19,227,227		2/08/11	—	(207,532)
Norwegian Krone	UBSW	Buy	92,347,500	11,081,744	EUR	2/08/11	458,236	—
Australian Dollar	BZWS	Buy	51,501,000	3,802,318,830	JPY	2/09/11	333,502	—
Australian Dollar	DBAB	Buy	51,501,000	3,819,520,164	JPY	2/09/11	143,770	—
Australian Dollar	CITI	Buy	51,501,000	3,811,743,513	JPY	2/09/11	229,547	—
Chilean Peso	MLCO	Buy	13,599,000,000	25,359,913		2/09/11	180,641	—
Chilean Peso	BZWS	Buy	26,969,200,000	50,245,366		2/09/11	406,029	—
Euro	HSBC	Sell	61,213,000	83,714,899		2/09/11	8,181,610	—
Euro	BZWS	Sell	81,618,000	111,382,044		2/09/11	10,670,170	—
Norwegian Krone	DBAB	Buy	184,416,000	22,163,520	EUR	2/09/11	872,347	—
Norwegian Krone	UBSW	Buy	129,072,400	15,514,442	EUR	2/09/11	607,793	—
Poland Zloty	DBAB	Buy	52,182,000	12,524,181	EUR	2/09/11	133,795	—
Chilean Peso	MLCO	Buy	11,009,800,000	20,492,880		2/10/11	184,159	—
Chilean Peso	DBAB	Buy	11,009,800,000	20,492,880		2/10/11	184,159	—
Euro	BZWS	Sell	69,341,000	94,754,477		2/10/11	9,190,698	—
Euro	DBAB	Sell	20,394,000	27,884,716		2/10/11	2,719,407	—
Japanese Yen	MSCO	Sell	5,856,880,500	65,835,238		2/10/11	1,231,620	—
Poland Zloty	BZWS	Buy	52,182,000	12,454,532	EUR	2/10/11	219,131	—
South Korean Won	HSBC	Buy	85,877,000,000	6,460,803,490	JPY	2/10/11	170,564	—
Chilean Peso	BZWS	Buy	10,990,000,000	20,493,217		2/11/11	145,952	—
Chilean Peso	DBAB	Buy	9,634,200,000	17,987,677		2/11/11	105,306	—
Euro	UBSW	Sell	140,680,000	192,971,284		2/11/11	19,376,234	—
Chilean Peso	DBAB	Buy	10,871,500,000	20,492,931		2/14/11	—	(78,336)
Malaysian Ringgit	DBAB	Buy	204,939,720	59,359,803		2/14/11	2,802,689	—
New Zealand Dollar	HSBC	Sell	13,727,783	9,237,425		2/14/11	87,623	—
Poland Zloty	DBAB	Buy	52,182,000	12,564,590	EUR	2/14/11	80,893	—
South Korean Won	HSBC	Buy	73,953,000,000	63,364,750		2/14/11	—	(1,847,440)
South Korean Won	DBAB	Buy	25,517,000,000	1,938,687,129	JPY	2/14/11	—	(160,839)
South Korean Won	JPHQ	Buy	29,443,000,000	2,230,530,303	JPY	2/14/11	—	(114,544)
Chilean Peso	MSCO	Buy	21,679,600,000	40,986,105		2/16/11	—	(278,668)

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Euro	UBSW	Sell	72,848,000	99,065,995		2/16/11	9,168,367	—
Euro	JPHQ	Sell	72,848,000	99,116,989		2/16/11	9,219,361	—
South Korean Won	JPHQ	Buy	17,175,000,000	1,314,782,209	JPY	2/16/11	—	(218,159)
Malaysian Ringgit	HSBC	Buy	51,597,000	14,998,256		2/17/11	650,687	—
Chilean Peso	JPHQ	Buy	10,742,400,000	20,500,763		2/18/11	—	(331,270)
Chilean Peso	DBAB	Buy	5,360,900,000	10,250,287		2/18/11	—	(184,879)
Euro	UBSW	Sell	74,206,000	101,944,945		2/18/11	10,369,324	—
Euro	DBAB	Sell	74,206,000	101,954,592		2/18/11	10,378,971	—
Chilean Peso	MSCO	Buy	56,142,030,000	107,014,260		2/22/11	—	(1,618,250)
Chilean Peso	DBAB	Buy	22,649,420,000	43,239,162		2/22/11	—	(719,173)
Chilean Peso	JPHQ	Buy	18,232,450,000	34,851,285		2/22/11	—	(623,320)
Japanese Yen	HSBK	Sell	6,688,700,000	74,390,800		2/22/11	585,711	—
Japanese Yen	JPHQ	Sell	6,693,900,000	74,393,198		2/22/11	530,731	—
Philippine Peso	HSBK	Buy	1,681,781,584	35,336,000		2/22/11	87,043	—
Philippine Peso	DBAB	Buy	1,680,226,800	35,336,000		2/22/11	54,295	—
Chilean Peso	MLCO	Buy	10,813,000,000	20,500,521		2/23/11	—	(201,839)
Indian Rupee	HSBK	Buy	3,331,610,028	70,673,000		2/23/11	—	(140,509)
Chilean Peso	MSCO	Buy	10,736,200,000	20,500,668		2/24/11	—	(346,827)
Chilean Peso	MSCO	Buy	22,938,650,000	43,871,495		2/25/11	—	(812,816)
Chilean Peso	CITI	Buy	20,803,900,000	39,664,252		2/25/11	—	(612,762)
Chilean Peso	DBAB	Buy	16,076,600,000	30,750,956		2/25/11	—	(573,193)
Malaysian Ringgit	JPHQ	Buy	287,500,000	84,207,135		2/25/11	2,966,910	—
Chilean Peso	DBAB	Buy	11,879,730,000	22,718,933		2/28/11	—	(422,073)
Chilean Peso	JPHQ	Buy	10,953,800,000	20,824,715		2/28/11	—	(265,717)
Chilean Peso	DBAB	Buy	19,297,480,000	36,897,667		3/01/11	—	(680,108)
Chilean Peso	MSCO	Buy	22,054,300,000	42,048,236		3/01/11	—	(656,671)
Chilean Peso	MLCO	Buy	5,543,300,000	10,572,764		3/01/11	—	(169,084)
Japanese Yen	HSBK	Sell	9,813,450,000	109,896,749		3/01/11	1,587,790	—
Japanese Yen	JPHQ	Sell	9,819,200,000	109,898,375		3/01/11	1,525,954	—
Japanese Yen	UBSW	Sell	12,728,600,000	143,085,501		3/01/11	2,602,651	—
Chilean Peso	DBAB	Buy	5,492,600,000	10,512,153		3/02/11	—	(204,068)
Chilean Peso	DBAB	Buy	12,092,440,000	23,121,300		3/04/11	—	(429,089)
Euro	UBSW	Sell	109,690,000	150,248,974		3/07/11	14,855,947	—
Euro	BOFA	Sell	82,877,000	113,397,284		3/07/11	11,100,193	—
Japanese Yen	MSCO	Sell	6,405,061,130	72,670,000		3/07/11	1,964,162	—
Euro	HSBK	Sell	29,251,000	40,026,776		3/08/11	3,921,120	—
Chilean Peso	DBAB	Buy	23,713,410,000	46,980,505		3/10/11	—	(2,492,234)
Chilean Peso	DBAB	Buy	23,672,830,000	45,873,132		3/15/11	—	(1,470,480)
Chilean Peso	MSCO	Buy	12,816,000,000	24,753,259		3/15/11	—	(714,545)
Euro	DBAB	Sell	73,150,000	100,520,901		3/16/11	10,220,250	—
Euro	DBAB	Sell	6,255,000	8,539,013		3/17/11	817,381	—
Japanese Yen	CITI	Sell	8,777,350,000	97,452,286		3/18/11	522,062	—
Japanese Yen	UBSW	Sell	7,115,830,000	79,125,441		3/18/11	543,751	—
Japanese Yen	MSCO	Sell	5,268,400,000	58,471,510		3/18/11	291,400	—
Chilean Peso	JPHQ	Buy	10,835,800,000	20,995,544		3/21/11	—	(676,260)
Euro	DBAB	Sell	16,955,000	23,289,812		3/21/11	2,358,299	—
Euro	DBAB	Sell	17,600,000	24,028,576		3/22/11	2,300,526	—
Japanese Yen	BOFA	Sell	8,566,803,330	95,202,571		3/22/11	584,481	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Indian Rupee	JPHQ	Buy	2,726,995,194	58,418,920		3/29/11	—	(790,112)
Indian Rupee	DBAB	Buy	1,361,160,841	29,209,460		3/29/11	—	(444,438)
New Israeli Shekel	MSCO	Buy	147,390,855	39,252,938		3/29/11	—	(1,261,034)
Indian Rupee	JPHQ	Buy	1,694,148,686	36,511,825		3/30/11	—	(711,758)
Indian Rupee	BOFA	Buy	679,412,042	14,604,730		3/30/11	—	(247,669)
Norwegian Krone	UBSW	Buy	1,087,276,587	132,238,307	EUR	3/30/11	2,814,540	—
Norwegian Krone	MSCO	Buy	870,418,987	105,790,646	EUR	3/30/11	2,342,935	—
Chilean Peso	DBAB	Buy	11,405,180,000	21,691,099		3/31/11	—	(313,246)
New Israeli Shekel	MSCO	Buy	89,371,855	23,837,580		3/31/11	—	(801,024)
Norwegian Krone	DBAB	Buy	649,760,000	79,335,775	EUR	3/31/11	1,294,784	—
Chilean Peso	DBAB	Buy	12,117,060,000	23,080,114		4/04/11	—	(371,792)
Norwegian Krone	DBAB	Buy	431,600,000	52,762,836	EUR	4/06/11	761,485	—
Euro	HSBK	Sell	133,988,000	181,075,403		4/07/11	15,628,717	—
Euro	DBAB	Sell	111,656,000	150,884,102		4/07/11	13,012,688	—
Euro	UBSW	Sell	66,994,000	90,502,195		4/07/11	7,778,852	—
Indian Rupee	DBAB	Buy	1,454,986,000	32,058,742		4/11/11	—	(1,332,043)
Indian Rupee	DBAB	Buy	3,119,992,000	68,737,431		4/12/11	—	(2,852,266)
Euro	UBSW	Sell	214,266,000	288,637,729		4/13/11	24,045,572	—
Indian Rupee	JPHQ	Buy	2,095,665,000	46,302,806		4/13/11	—	(2,050,787)
Euro	HSBK	Sell	117,406,000	160,275,627		4/14/11	15,291,902	—
Indian Rupee	JPHQ	Buy	2,057,100,000	45,450,729		4/15/11	—	(2,017,633)
Indian Rupee	JPHQ	Buy	1,027,590,000	22,609,241		4/19/11	—	(917,542)
Indian Rupee	DBAB	Buy	725,918,000	15,989,383		4/19/11	—	(665,767)
Malaysian Ringgit	JPHQ	Buy	42,853,346	13,133,113		4/19/11	—	(161,379)
Japanese Yen	UBSW	Sell	6,869,100,000	74,906,763		4/20/11	—	(1,036,180)
Japanese Yen	CITI	Sell	6,890,100,000	75,175,525		4/20/11	—	(999,589)
Malaysian Ringgit	JPHQ	Buy	122,783,000	37,808,468		4/22/11	—	(645,543)
Chilean Peso	MSCO	Buy	46,230,400,000	88,014,317		4/25/11	—	(1,452,511)
Euro	UBSW	Sell	41,793,000	55,536,628		4/26/11	3,919,292	—
Indian Rupee	DBAB	Buy	1,461,225,000	32,263,745		4/26/11	—	(1,429,708)
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,959,877		4/26/11	—	(116,035)
Swedish Krona	UBSW	Buy	67,500,000	7,014,080	EUR	4/26/11	—	(11,772)
Chilean Peso	JPHQ	Buy	13,842,935,000	26,354,945		4/27/11	—	(437,643)
Indian Rupee	JPHQ	Buy	208,459,000	4,599,713		4/27/11	—	(201,148)
Chilean Peso	CITI	Buy	22,313,350,000	42,745,881		4/28/11	—	(971,707)
Indian Rupee	JPHQ	Buy	1,034,235,000	22,820,719		4/28/11	—	(999,114)
Indian Rupee	DBAB	Buy	432,942,691	9,555,124		4/28/11	—	(420,349)
Norwegian Krone	DBAB	Buy	1,037,200,000	130,043,381	EUR	4/28/11	—	(2,347,107)
Indian Rupee	JPHQ	Buy	1,035,247,000	22,853,135		4/29/11	—	(1,011,329)
Norwegian Krone	MSCO	Buy	462,800,000	57,963,028	EUR	4/29/11	—	(973,507)
Peruvian Nuevo Sol	DBAB	Buy	133,781,288	46,654,329		4/29/11	—	(219,019)
Peruvian Nuevo Sol	DBAB	Buy	72,705,788	25,341,857		5/06/11	—	(114,798)
Euro	DBAB	Sell	136,460,000	175,801,418		5/09/11	7,237,058	—
Chilean Peso	DBAB	Buy	11,060,000,000	20,828,625		5/10/11	—	(133,121)
Japanese Yen	CITI	Sell	24,962,881,000	280,249,737		5/10/11	4,077,117	—
Japanese Yen	DBAB	Sell	16,608,958,000	185,928,109		5/10/11	2,177,706	—
Japanese Yen	UBSW	Sell	24,829,769,000	278,892,160		5/10/11	4,192,202	—
Euro	DBAB	Sell	128,181,000	162,988,551		5/11/11	4,647,121	—

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Chilean Peso	DBAB	Buy	5,306,760,000	9,822,786		5/19/11	103,432	—
Poland Zloty	MSCO	Buy	267,265,000	62,919,933	EUR	5/24/11	1,939,958	—
Chilean Peso	DBAB	Buy	44,641,073,000	81,782,675		5/27/11	1,689,355	—
Swedish Krona	UBSW	Buy	485,000,000	49,238,079	EUR	5/27/11	1,325,421	—
Chilean Peso	CITI	Buy	31,264,830,000	57,392,988		5/31/11	1,057,541	—
Indian Rupee	DBAB	Buy	1,979,778,000	41,661,995		6/01/11	35,100	—

Unrealized appreciation (depreciation)							1,472,265,788	(185,983,410)

Net unrealized appreciation (depreciation)							$1,286,282,378

[a]	In U.S. Dollars unless otherwise indicated.
At May 31, 2010, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Pay/Receive	Fixed			Expiration	Unrealized	Unrealized
Counterparty	Floating Rate	Rate	Floating Rate	Notional Amount[a]	Date	Appreciation	Depreciation

JPHQ	Pay	9.50%	MXN Interbank Equilibrium Interest Rate	1,541,000,000 MXN	10/09/18	$16,400,637	$—
JPHQ	Pay	10.11%	MXN Interbank Equilibrium Interest Rate	635,000,000 MXN	11/07/18	8,720,296	—
JPHQ	Pay	10.08%	MXN Interbank Equilibrium Interest Rate	355,000,000 MXN	11/09/18	4,814,281	—
JPHQ	Pay	8.675%	MXN Interbank Equilibrium Interest Rate	350,325,000 MXN	11/29/18	2,204,158	—
CITI	Pay	7.697%	MXN Interbank Equilibrium Interest Rate	526,600,000 MXN	1/11/19	719,840	—
CITI	Pay	7.666%	MXN Interbank Equilibrium Interest Rate	686,900,000 MXN	1/12/19	829,020	—
CITI	Pay	7.835%	MXN Interbank Equilibrium Interest Rate	457,900,000 MXN	1/15/19	943,723	—
CITI	Pay	7.869%	MXN Interbank Equilibrium Interest Rate	595,300,000 MXN	1/16/19	1,325,619	—
CITI	Pay	8.00%	MXN Interbank Equilibrium Interest Rate	145,100,000 MXN	1/18/19	417,822	—
JPHQ	Pay	8.06%	MXN Interbank Equilibrium Interest Rate	230,870,000 MXN	1/22/19	728,404	—
CITI	Pay	8.07%	MXN Interbank Equilibrium Interest Rate	725,510,000 MXN	1/22/19	2,325,979	—
JPHQ	Pay	10.29%	MXN Interbank Equilibrium Interest Rate	178,000,000 MXN	10/25/28	3,182,402	—
JPHQ	Pay	10.28%	MXN Interbank Equilibrium Interest Rate	75,000,000 MXN	10/27/28	1,333,453	—
JPHQ	Pay	10.22%	MXN Interbank Equilibrium Interest Rate	77,000,000 MXN	10/30/28	1,330,870	—
JPHQ	Pay	8.317%	MXN Interbank Equilibrium Interest Rate	346,300,000 MXN	1/09/29	854,842	—
JPHQ	Pay	9.12%	MXN Interbank Equilibrium Interest Rate	3,250,000 MXN	2/01/29	28,278	—

Unrealized appreciation (depreciation)						46,159,624	—

Net unrealized appreciation (depreciation)						$46,159,624

[a]	In U.S. Dollars unless otherwise indicated.
At May 31, 2010, the Fund had the following financial futures contracts outstanding. See Note 3.

		Number of	Notional	Delivery	Unrealized	Unrealized
Description	Type	Contracts	Amount	Date	Appreciation	Depreciation

U.S. Treasury 10 Year Note	Short	1	$100,000	09/21/10	$—	$(143)

Templeton Income Trust
Templeton Global Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Currency

AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GO	General Obligation
ID	Improvement District
ISD	Independent School District
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
USD	Unified/Union School District

Counterparty

BOFA	Bank of America N.A.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
DBAB	Deutsche Bank USA, N.A.
FBCO	Credit Suisse International
HSBC	HSBC Bank USA, N.A.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase N.A.
MLCO	Merrill Lynch Capital Services
MSCO	Morgan Stanley and Co. Inc.
UBSW	UBS AG

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited)

	Shares			Value

Common Stocks 0.0%[a]
United States 0.0%[a]
[b,c]Comfort Co., Inc.	767			$	Ñ
[b]Dex One Corp.	1,109				22,712

Total Common Stocks (Cost $34,392)					22,712

	Principal Amount [d]
Bonds 76.7%
Argentina 2.4%
Government of Argentina,
[e]GDP Linked Securities, 12/15/35	187,930,000				12,920,188
[f,g]senior bond, FRN, 0.389%, 8/03/12	12,337,000				4,065,658

					16,985,846

Australia 10.3%
Government of Australia, TB123, 5.75%, 4/15/12	14,630,000		AUD		12,652,364
New South Wales Treasury Corp.,
6.00%, 5/01/12	22,430,000		AUD		19,346,435
19RG, 6.00%, 4/01/19	542,000		AUD		464,962
Queensland Treasury Corp.,
11,6.00%, 6/14/11	28,360,000		AUD		24,300,202
13, 6.00%, 8/14/13	4,400,000		AUD		3,808,516
Western Australia Treasury Corp., 5.50%, 7/17/12	14,830,000		AUD		12,684,559
Westpac Banking Corp., senior note, 4.20%, 2/27/15	400,000				408,226
[h]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	700,000				727,903

					74,393,167

Bermuda 0.3%
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	400,000				424,000
[h]lntelsat Jackson Holding LTD, senior note, 144A, 8.50%, 11/01/19	1,200,000				1,200,000
Intelsat Subsidiary Holding Co. Ltd., senior note,
8.50%, 1/15/13	300,000				303,750
[h]144A, 8.875%, 1/15/15	100,000				101,000

					2,028,750

Bosnia & Herzegovina 0.0%[a]
[f]Government of Bosnia and Herzegovina, senior bond, FRN, 1.813%, 12/11/21	350,000		EUR		161,290

Brazil 3.0%
[h]Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19	280,000				298,200
Nota Do Tesouro Nacional,
10.00%, 1/01/12	14,140	[i]	BRL		7,540,244
10.00%, 1/01/17	8,225	[i]	BRL		4,041,930
[j] Index Linked, 6.00%, 5/15/11	180	[i]	BRL		189,851
[j] Index Linked, 6.00%, 5/15/13	695	[i]	BRL		718,052
[j] Index Linked, 6.00%, 5/15/15	8,480	[i]	BRL		8,664,836
[j] Index Linked, 6.00%, 5/15/45	400	[i]	BRL		399,200

					21,852,313

Canada 0.1%
Novelis Inc., senior note,
7.25%, 2/15/15	200,000				188,460
11.50%, 2/15/15	100,000				109,000
[h]OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12	100,000				101,000
Teck Resources Ltd., senior secured note, 10.75%, 5/15/19	250,000				301,704

					700,164

Croatia 0.6%
[h]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000				4,242,975

Egypt 0.9%
[h]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	6,565,000				6,630,650

Quarterly Statement of Investments     See Notes to Statements of Investments.

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]		Value

Fiji 0.1%
Republic of Fiji, 6.875%, 9/13/11	400,000		$394,000

France 0.2%
[h,k]BNP Paribas, 144A, 7.195%, Perpetual	300,000		258,000
Compagnie Generale de Geophysique-Veritas, senior note,
9.50%, 5/15/16	50,000		52,255
7.75%, 5/15/17	1,050,000		1,002,750

			1,313,005

Germany 0.2%
KfW Bankengruppe, 4.66%, 1/05/12	8,500,000	NOK	1,345,677
[h]UPC Germany GmbH, senior sub. note, 144A, 9.625%, 12/01/19	100,000	EUR	125,083

			1,470,760

Hungary 0.9%
Government of Hungary,
3.50%, 7/18/16	10,000	EUR	11,590
4.375%, 7/04/17	105,000	EUR	125,983
5.75%, 6/11/18	195,000	EUR	250,548
6.25%, 1/29/20	5,915,000		5,988,937
senior note, 3.875%, 2/24/20	20,000	EUR	22,634

			6,399,692

Indonesia 3.6%
Government of Indonesia,
FR31, 11.00%, 11/15/20	10,309,000,000	IDR	1,278,882
FR34, 12.80%, 6/15/21	34,188,000,000	IDR	4,689,896
FR35, 12.90%, 6/15/22	3,540,000,000	IDR	483,668
FR36, 11.50%, 9/15/19	31,600,000,000	IDR	4,001,540
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	805,498
FR40, 11.00%, 9/15/25	61,250,000,000	IDR	7,403,526
FR43, 10.25%, 7/15/22	2,810,000,000	IDR	324,927
FR44, 10.00%, 9/15/24	2,400,000,000	IDR	271,537
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	778,760
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,931,674
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,709,372
[h]senior bond, 144A, 8.50%, 10/12/35	200,000		247,946
[h]senior bond, 144A, 7.75%, 1/17/38	100,000		114,500

			26,041,726

Iraq 0.0%[a]
[h]Government of Iraq, 144A, 5.80%, 1/15/28	250,000		208,600

Israel 0.9%
Government of Israel, 2680, 7.00%, 4/29/11	24,055,000	ILS	6,474,640

Italy 0.2%
[h]Wind Acquisition Finance SA, senior note, 144A,
12.00%, 12/01/15	950,000		983,250
11.75%, 7/15/17	200,000		206,000
[h,l]Wind Acquisition Holding, senior secured note, 144A, PIK, 12.25%, 7/15/17	100,000	EUR	115,047

			1,304,297

Jamaica 0.2%
[h]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	1,300,000		1,264,250

Kazakhstan 0.2%
HSBK (Europe) BV,
[h]144A, 7.25%, 5/03/17	200,000		183,443
[m]Reg S, 7.25%, 5/03/17	100,000		91,722
[h]KazMunaiGaz Finance Sub BV, senior note, 144A, 11.75%, 1/23/15	1,300,000		1,556,750

			1,831,915

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]			Value

Lithuania 1.8%
[h]Government of Lithuania, 144A,
6.75%, 1/15/15	2,320,000			$2,430,200
7.375%, 2/11/20	10,320,000			10,836,000

				13,266,200

Malaysia 3.3%
Government of Malaysia, senior bond,
3.756%, 4/28/11	34,310,000		MYR	10,619,531
3.833%, 9/28/11	33,430,000		MYR	10,388,966
2.711%, 2/14/12	7,230,000		MYR	2,210,640
3.718%, 6/15/12	1,430,000		MYR	444,940

				23,664,077

Mexico 4.0%
Government of Mexico,
M 10, 7.75%, 12/14/17	1,335,000	[n]	MXN	10,812,265
M 20, 10.00%, 12/05/24	730,000	[n]	MXN	6,848,645
M 20, 7.50%, 6/03/27	1,300,000	[n]	MXN	9,794,683
M 30, 10.00%, 11/20/36	118,000	[n]	MXN	1,112,477
senior bond, 5.95%, 3/19/19	150,000			162,172

				28,730,242

Netherlands 0.2%
[h]lntergen NV, senior secured note, 144A, 9.00%, 6/30/17	800,000			804,000
[h]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	50,000			50,750
[h]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	600,000		EUR	719,813

				1,574,563

Norway 1.5%
Government of Norway, 6.00%, 5/16/11	65,350,000		NOK	10,498,957

Peru 0.1%
Government of Peru, 7.35%, 7/21/25	550,000			645,205

Poland 5.5%
Government of Poland,
4.25%, 5/24/11	660,000		PLN	199,532
4.75%, 4/25/12	69,670,000		PLN	21,174,699
5.25%, 4/25/13	4,360,000		PLN	1,335,139
5.00%, 10/24/13	1,620,000		PLN	490,841
5.75%, 4/25/14	5,625,000		PLN	1,739,284
senior note, 6.375%, 7/15/19	300,000			327,610
[o] Strip, 1/25/12	21,870,000		PLN	6,154,277
[o] Strip, 7/25/12	19,780,000		PLN	5,424,493
[o] Strip, 10/25/12	10,575,000		PLN	2,862,986

				39,708,861

Qatar 0.5%
[h]CBQ Finance Ltd., senior note, 144A, 5.00%, 11/18/14	3,420,000			3,440,691
[h]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	170,000			189,593

				3,630,284

Russia 2.7%
Gaz Capital SA, senior note,
[h]144A, 6.51%, 3/07/22	2,860,000			2,717,000
[m]Reg S, 6.51%, 3/07/22	170,000			160,225
Government of Russia,
[h]144A, 7.50%, 3/31/30	3,185,040			3,560,237
[m]senior bond, Reg S, 7.50%, 3/31/30	7,714,200			8,622,933
LUKOIL International Finance BV,
[h]144A, 6.656%, 6/07/22	430,000			398,825
[m]Reg S, 6.656%, 6/07/22	2,400,000			2,285,010
TNK-BP Finance SA,
[h]senior bond, 144A, 7.25%, 2/02/20	590,000			579,466
[m]senior note, Reg S, 7.875%, 3/13/18	420,000			432,234

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]		Value

[h]VTB Capital SA, senior note, 144A, 6.25%, 6/30/35	610,000		$608,475

			19,364,405

South Africa 0.9%
[f,h]Edcon Holdings, 144A, FRN, 6.15%, 6/15/15	1,500,000	EUR	1,139,704
[f,h]Edcon Proprietary Ltd., senior secured note, 144A, FRN, 3.90%, 6/15/14	2,000,000	EUR	1,821,066
Government of South Africa,
4.50%, 4/05/16	100,000	EUR	126,042
6.875%, 5/27/19	120,000		134,550
5.50%, 3/09/20	2,820,000		2,851,725
senior note, 6.50%, 6/02/14	30,000		32,990
senior note, 5.875%, 5/30/22	200,000		204,375

			6,310,452

South Korea 15.3%
Korea Treasury Bond,
0400-1206, 4.00%, 6/10/12	55,630,840,000	KRW	46,695,381
0425-1212,4.25%, 12/10/12	34,946,000,000	KRW	29,535,335
0475-1112,4.75%, 12/10/11	6,553,990,000	KRW	5,566,630
0475-1203, 4.75%, 3/10/12	14,444,000,000	KRW	12,266,387
0525-1303, 5.25%, 3/10/13	13,500,000,000	KRW	11,686,156
0550-1106, 5.50%, 6/10/11	4,810,300,000	KRW	4,107,777
0575-1309, 5.75%, 9/10/13	590,000,000	KRW	518,469
senior note, 7.125%, 4/16/19	140,000		165,464

			110,541,599

Spain 0.1%
[h]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	300,000	EUR	352,524
[h]Cirsa Funding Luxembourg SA, senior bond, 144A, 8.75%, 5/15/18	100,000	EUR	116,394
[h]Codere Finance SA, senior note, 144A, 8.25%, 6/15/15	400,000	EUR	467,571

			936,489

Sri Lanka 2.0%
Government of Sri Lanka,
A, 12.00%, 7/15/11	12,070,000	LKR	109,063
A, 8.50%, 1/15/13	143,100,000	LKR	1,225,105
A, 13.50%, 2/01/13	64,600,000	LKR	618,677
A, 7.50%, 8/01/13	49,100,000	LKR	405,752
A, 11.25%, 7/15/14	154,200,000	LKR	1,418,011
A, 11.00%, 8/01/15	148,900,000	LKR	1,361,498
B, 7.00%, 8/01/11	809,000,000	LKR	6,927,429
B, 8.50%, 7/15/13	77,100,000	LKR	655,301
B, 11.00%, 9/01/15	185,500,000	LKR	1,680,290

			14,401,126

[p]Supranational 0.5%
African Development Bank,
21.50%, 8/24/11	2,100,000	GHS	1,587,168
senior note, 340, 25.50%, 6/24/11	340,000	GHS	263,660
Corporacion Andina De Fomento, 8.125%, 6/04/19	280,000		342,495
European Investment Bank, senior note, 5.375%, 7/16/12	8,200,000	NOK	1,341,366

			3,534,689

Sweden 2.3%
Government of Sweden, 5.25%, 3/15/11	126,400,000	SEK	16,725,855

Trinidad and Tobago 0.1%
Petro Co. of Trinidad and Tobago Ltd., senior note,
[h]144A, 9.75%, 8/14/19	450,000		495,000
[m]Reg S, 9.75%, 8/14/19	150,000		165,000

			660,000

United Arab Emirates 0.2%
DP World Ltd.,
[h]144A, 6.85%, 7/02/37	130,000		102,062
[m]Reg S, 6.85%, 7/02/37	1,500,000		1,177,635

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]		Value

[h]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	170,000		$192,698

			1,472,395

United Kingdom 0.4%
[h]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	200,000		209,500
11.50%, 4/01/18	100,000		103,500
[h]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	800,000		780,000
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		305,566
[h]lneos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	100,000	EUR	121,891
[h]lneos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	500,000		381,250
[h]lnfinis PLC, senior note, 144A, 9.125%, 12/15/14	100,000	GBP	146,269
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	500,000		495,875
[h]Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	500,000		496,837

			3,040,688

United States 8.8%
[h]Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17	100,000		98,625
[h]Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16	100,000		102,500
[h]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	800,000		840,000
Ameren Corp., senior note, 8.875%, 5/15/14	200,000		229,070
American Express Credit Corp., senior note,
5.125%, 8/25/14	200,000		214,189
C, 7.30%, 8/20/13	100,000		112,568
[h]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	700,000		689,500
Ball Corp., senior note, 7.375%, 9/01/19	500,000		508,750
Bank of America Corp.,
[k] pfd., sub. bond, M, 8.125%, Perpetual	1,000,000		970,000
senior note, 5.65%, 5/01/18	300,000		302,203
Berry Petroleum Co., senior note, 10.25%, 6/01/14	200,000		214,000
Boston Scientific Corp., senior note, 6.00%, 1/15/20	1,100,000		1,066,711
[h]Cantor Fitzgerald LP, 144A, 7.875%, 10/15/19	400,000		408,731
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	300,000		358,351
[h]Cargill Inc., 144A, 5.20%, 1/22/13	100,000		107,305
Case New Holland Inc., senior note, 7.125%, 3/01/14	200,000		201,000
CCH II LLC/CCH II Capital Corp., senior note,
13.50%, 11/30/16	500,000		575,625
[h] 144A, 13.50%, 11/30/16	36,669		41,849
[h]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	900,000		895,500
[h]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	500,000		493,750
Chesapeake Energy Corp., senior note,
6.625%, 1/15/16	200,000		201,500
6.25%, 1/15/18	1,300,000		1,296,750
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	600,000		544,500
Citigroup Inc.,
senior note, 6.375%, 8/12/14	300,000		317,290
senior note, 6.125%, 11/21/17	100,000		102,141
senior note, 8.125%, 7/15/39	100,000		114,512
sub. note, 5.00%, 9/15/14	200,000		197,935
[h]Clear Channel Worldwide Holdings Inc., senior note,
A, 144A, 9.25%, 12/15/17	100,000		101,750
B, 144A, 9.25%, 12/15/17	100,000		102,250
CMS Energy Corp., senior note, 8.75%, 6/15/19	50,000		54,814
[h]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	100,000		102,125
8.25%, 4/01/20	500,000		513,125
Coventry Health Care Inc., senior note, 5.95%, 3/15/17	200,000		197,780
[h]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	500,000		520,000
Duke Energy Corp., senior note, 5.05%, 9/15/19	400,000		411,073
Duke Realty LP, senior note, 7.375%, 2/15/15	400,000		442,984
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	1,400,000		1,162,000
EchoStar DBS Corp., senior note,
7.75%, 5/31/15	200,000		202,000
7.125%, 2/01/16	1,050,000		1,034,250
El Paso Corp., senior note, 7.00%, 6/15/17	1,100,000		1,079,952
[h]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	750,000		784,651

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]		Value

[f]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	200,000		$183,762
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	100,000		100,500
Ford Motor Credit Co. LLC, senior note,
7.50%, 8/01/12	300,000		306,000
7.00%, 4/15/15	700,000		693,542
8.125%, 1/15/20	700,000		701,819
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	200,000		184,000
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	1,100,000		995,500
General Electric Capital Corp., senior note, A, 7.625%, 12/10/14	830,000	NZD	595,441
[h]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	100,000		102,125
GMAC Inc.,
senior note, 6.875%, 9/15/11	400,000		402,000
senior note, 6.875%, 8/28/12	200,000		198,500
[h]senior note, 144A, 8.30%, 2/12/15	300,000		301,875
sub. note, 8.00%, 12/31/18	700,000		665,000
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	1,000,000		966,550
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	100,000		94,125
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	1,800,000		1,899,000
HCA Inc., senior secured note,
9.125%, 11/15/14	350,000		369,250
[h]144A, 7.875%, 2/15/20	100,000		102,000
[l] PIK, 9.625%, 11/15/16	1,600,000		1,688,000
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	500,000		528,556
[h]Holly Corp., senior note, 144A, 9.875%, 6/15/17	200,000		203,000
Host Hotels & Resorts LP, senior note,
[h]144A, 9.00%, 5/15/17	50,000		53,250
K, 7.125%, 11/01/13	200,000		201,000
Huntsman International LLC,
[h]senior note, 144A, 5.50%, 6/30/16	200,000		175,000
senior sub. note, 7.875%, 11/15/14	100,000		96,000
Jarden Corp., senior sub. note, 7.50%, 5/01/17	600,000		591,000
[h]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	650,000		717,437
[h,l]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	209,975		226,773
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	300,000		301,463
JPMorgan Chase & Co.,
6.00%, 1/15/18	150,000		162,190
[k]junior sub. note, 1, 7.90%, Perpetual	400,000		408,213
[h]Lamar Media Corp., senior sub. note, 144A, 7.875%, 4/15/18	400,000		399,500
[h]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	1,400,000		1,428,000
LIN Television Corp.,
[h]senior note, 144A, 8.375%, 4/15/18	500,000		496,250
senior sub. note, 6.50%, 5/15/13	200,000		194,750
Lincoln National Corp., senior note, 6.25%, 2/15/20	900,000		944,601
[h]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	200,000		201,500
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	200,000		197,500
Mariner Energy Inc., senior note,
7.50%, 4/15/13	100,000		102,000
11.75%, 6/30/16	100,000		124,500
MarkWest Energy Partners LP, senior note,
8.75%, 4/15/18	500,000		507,500
B, 6.875%, 11/01/14	300,000		287,250
Merrill Lynch & Co. Inc., 6.875%, 4/25/18	500,000		524,578
[f,h]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	200,000		219,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	300,000		310,500
MGM MIRAGE,
senior note, 6.625%, 7/15/15	400,000		316,000
senior note, 6.875%, 4/01/16	800,000		616,000
[h]senior secured note, 144A, 9.00%, 3/15/20	100,000		100,750
Michaels Stores Inc., senior note, 10.00%, 11/01/14	400,000		412,500
Morgan Stanley, senior note, 6.625%, 4/01/18	300,000		308,533
[h]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	400,000		402,500
[h]New Communications Holdings, senior note, 144A,
8.25%, 4/15/17	100,000		99,500
8.50%, 4/15/20	400,000		396,000
8.75%, 4/15/22	200,000		197,500
NewPage Corp., senior secured note, 11.375%, 12/31/14	1,000,000		940,000

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]	Value

[h]Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%, 11/15/16	600,000	$645,000
NRG Energy Inc., senior note, 7.375%, 2/01/16	1,900,000	1,843,000
Owens-Brockway Glass Container Inc., senior note, 7.375%, 5/15/16	450,000	460,125
Peabody Energy Corp., senior note,
7.375%, 11/01/16	400,000	417,000
B, 6.875%, 3/15/13	50,000	50,500
Pinnacle Entertainment Inc.,
[h]senior note, 144A, 8.625%, 8/01/17	100,000	101,500
senior sub. note, 7.50%, 6/15/15	150,000	140,250
Pinnacle Foods Finance LLC, senior note,
9.25%, 4/01/15	200,000	200,500
[h]144A, 9.25%, 4/01/15	100,000	100,250
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	400,000	409,012
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	900,000	843,750
PNC Funding Corp., sub. note, 5.625%, 2/01/17	1,000,000	1,045,277
Quicksilver Resources Inc., senior note, 11.75%, 1/01/16	200,000	219,000
[h]RBS Global & Rexnord Corp., senior note, 144A, 8.50%, 5/01/18	900,000	861,750
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	600,000	629,450
Rite Aid Corp., senior secured note, 9.75%, 6/12/16	300,000	319,875
Royal Caribbean Cruises Ltd., senior note, 7.25%, 6/15/16	350,000	343,875
RSC Equipment Rental Inc./RSC Holdings III LLC,
senior note, 9.50%, 12/01/14	1,000,000	955,000
[h]senior secured note, 144A, 10.00%, 7/15/17	100,000	108,125
[h]SandRidge Energy Inc., senior note, 144A,
9.875%, 5/15/16	300,000	297,000
8.00%, 6/01/18	500,000	450,000
Sanmina-SCI Corp., senior sub. note, 8.125%, 3/01/16	900,000	861,750
[h]Shingle Springs Tribal Gaming, senior note, 144A, 9.375%, 6/15/15	300,000	235,500
[h]Sinclair Television Group Inc., senior secured note, 144A, 9.25%, 11/01/17	700,000	696,500
Solo Cup Co.,
senior secured note, 10.50%, 11/01/13	250,000	255,625
senior sub. note, 8.50%, 2/15/14	500,000	463,750
Starwood Hotels & Resorts Worldwide Inc., senior note, 7.15%, 12/01/19	300,000	298,500
[q]Station Casinos Inc., senior note, 7.75%, 8/15/16	100,000	6,875
SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15	550,000	558,937
[h]Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%, 11/15/16	300,000	294,000
Tesoro Corp., senior note,
6.50%, 6/01/17	400,000	358,000
9.75%, 6/01/19	350,000	359,625
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	2,200,000	1,490,500
Time Warner Inc., 7.625%, 4/15/31	400,000	461,176
UBS AG Stamford, senior note, 5.875%, 12/20/17	400,000	412,347
[l] United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	400,000	399,000
[h]Universal City Development, senior sub. note, 144A, 10.875%, 11/15/16	300,000	304,500
[h]Univision Communications Inc., senior secured note, 144A, 12.00%, 7/01/14	100,000	108,000
US Oncology Inc., senior secured note, 9.125%, 8/15/17	300,000	304,125
Viacom Inc.,
5.625%, 9/15/19	200,000	212,875
senior note, 6.875%, 4/30/36	200,000	217,364
Viasat Inc., senior note, 8.875%, 9/15/16	600,000	609,000
Wells Fargo & Co., senior note, 5.625%, 12/11/17	200,000	214,026
[k]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	400,000	430,000
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	200,000	211,398
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	700,000	728,000
Yum! Brands Inc., senior note, 5.30%, 9/15/19	1,000,000	1,048,097

		63,832,901

Venezuela 2.0%
Government of Venezuela,
10.75%, 9/19/13	1,440,000	1,248,336
[f,m]Reg S, FRN, 1.307%, 4/20/11	770,000	691,075
[m]senior bond, Reg S, 5.375%, 8/07/10	485,000	479,544
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	13,820,000	11,932,707

		14,351,662

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]	Value

Vietnam 0.4%
Government of Vietnam,
[h]144A, 6.75%, 1/29/20	2,790,000	$2,866,725
[m]Reg S, 6.875%, 1/15/16	100,000	105,708

		2,972,433

Total Bonds (Cost $557,692,673)		553,561,123

[f]Senior Floating Rate Interests 1.9%
Germany 0.0%[a]
Fresenius Medical Care Holdings Inc., Term Loan B, 1.664% - 1.699%, 3/31/13	94,753	92,621

Netherlands 0.0%[a]
UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16	103,000	99,931

United States 1.9%
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	726,700	720,341
ARAMARK Corp.,
Extended Synthetic L/C, 0.142%, 7/26/16	9,828	9,554
Synthetic L/C, 2.167%, 1/26/14	5,456	5,229
Term Loan B, 2.165%, 1/26/14	82,966	79,517
Term Loan B Extended, 3.54%, 7/26/16	149,448	145,268
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	43,836	43,961
Carestream Health Inc., Second Lien Term Loan, 5.604%, 10/30/13	50,505	46,738
[r]CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	315,266	310,734
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.042%, 4/02/14	199,486	190,727
Cinemark USA Inc., Extended Term Loan, 3.55% - 3.68%, 4/30/16	351,767	349,239
[r]Community Health Systems Inc.,
Delayed Draw Term Loan, 2.788%, 7/25/14	19,960	18,708
Term Loan, 2.604% - 2.788%, 7/25/14	389,783	365,324
Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13	98,106	94,734
[r]CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.087%, 3/29/16	356,080	350,827
DaVita Inc., Term Loan B-1, 1.79% - 1.85%, 10/05/12	100,000	97,986
[r]Dean Foods Co., Term Loan B, 1.675%, 4/02/14	117,834	113,400
Discovery Communications Inc., Term Loan C, 5.50%, 5/14/14	116,782	117,055
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	126,360	126,518
[r]DJO Finance LLC, Term Loan B, 3.354%, 5/20/14	177,526	171,579
Dollar General Corp., Tranche B-1 Term Loan, 3.087% - 3.104%, 7/07/14	190,804	184,244
Duratek Inc. (EnergySolutions), Term Loan B, 4.03%, 6/07/13	38,329	37,642
Education Management LLC, Term Loan C, 2.063%, 6/01/13	352,793	334,345
EnergySolutions LLC,
Synthetic L/C, 4.10%, 6/07/13	5,973	5,866
Term Loan B, 4.03%, 6/07/13	79,889	78,457
Federal-Mogul Corp.,
Term Loan B, 2.218% - 2.278%, 12/27/14	640,597	562,657
Term Loan C, 2.278%, 12/27/15	326,835	287,070
First Data Corp.,
Term Loan B-1, 3.032% - 3.091%, 9/24/14	544,564	460,400
Term Loan B-2, 3.032% - 3.04%, 9/24/14	173,077	146,142
Term Loan B-3, 3.032% - 3.04%, 9/24/14	173,077	146,238
Flextronics International USA Inc.,
A Closing Date Loan, 2.541% - 2.554%, 10/01/14	67,698	63,230
A-1-A Delayed Draw Term Loan, 2.553%, 10/01/14	9,209	8,602
A-1-B Delayed Draw Term Loan, 2.54%, 10/01/14	27,032	25,248
A-3 Delayed Draw Term Loan, 2.523%, 10/01/14	37,809	35,682
Georgia-Pacific LLC,
[r]Term Loan B, 4.25%, 12/20/12	166,573	163,033
Term Loan C, 3.504% - 3.604%, 12/23/14	21,625	21,561
HCA Inc.,
Term Loan B-1, 2.54%, 11/18/13	112,918	106,982
Tranche B-2 Term Loan, 3.54%, 3/31/17	222,491	215,712
Intelsat Corp. (PanAmSat),
Tranche B-2-A, 2.792%, 1/03/14	124,037	118,697
Tranche B-2-B, 2.792%, 1/03/14	123,999	118,660
Tranche B-2-C, 2.792%, 1/03/14	123,999	118,660

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount[d]	Value

Jarden Corp.,
Term Loan B1, 2.04%, 1/24/12	147,356	$145,540
Term Loan B4, 3.54%, 1/26/15	46,947	46,628
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.297%, 10/04/11	78,661	77,628
Key Safety Systems Inc., Term Loan B, 2.589% - 2.604%, 3/10/14	203,239	181,730
Lender Processing Services Inc., Term Loan B, 2.854%, 7/02/14	70,551	70,433
LifePoint Hospitals Inc., Term B-2 Loan, 3.25%, 4/15/15	180,000	177,131
[q,r]Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12	1,664,045	739,345
[r]MSCI Inc., Term Loan, 5.50%, 6/1/2016	99,009	98,737
[r]Mylan Inc., Term Loan B, 3.563%, 10/02/14	207,001	206,095
Nalco Co., Term Loan, 6.50%, 5/13/16	195,142	195,609
NRG Energy Inc.,
Credit Link, 2.04%, 2/01/13	139,444	134,452
Term Loan, 2.04% - 2.104%, 2/01/13	211,454	203,885
[r]Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13	54,847	55,002
Penn National Gaming Inc., Term Loan B, 2.05% - 2.12%, 10/03/12	220,989	215,361
R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14	887,620	837,692
RBS Global Inc. (Rexnord), Tranche B-1 Term Loan B, 2.813% - 2.875%, 7/22/13	350,000	334,578
Regal Cinemas Corp., Term Loan, 3.79%, 11/17/16	137,314	136,713
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	381,890	382,407
[c,l,r]Sleep Innovations Inc., Term Loan, PIK, 10.25%, 3/05/15	98,821	73,375
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.895% - 3.999%, 2/28/16	112,624	109,861
SUPERVALU Inc.,
Term Loan B, 1.604%, 6/02/12	73,414	70,789
Term Loan B-2, 3.104%, 10/15/15	130,038	127,762
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.79% -4.066%, 10/10/14	1,003,616	775,473
TransDigm Inc., Term Loan B, 2.278%, 6/23/13	68,000	66,158
Univision Communications Inc., Initial Term Loan, 2.54%, 9/29/14	874,448	753,802
Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15	91,843	90,626
Wm. Wrigley Jr. Co., Term Loan B2, 3.313%, 10/06/14	336,202	336,343

		13,239,722

Total Senior Floating Rate Interests (Cost $13,671,521)		13,432,274

Municipal Bonds 2.5%
United States 2.5%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/39	25,000	25,666
California State GO,
6.20%, 3/01/19	480,000	498,302
6.65%, 3/01/22	545,000	571,329
7.95%, 3/01/36	775,000	806,814
7.625%, 3/01/40	1,945,000	2,098,383
Refunding, AMBAC Insured, 4.50%, 8/01/28	250,000	233,697
Various Purpose, Refunding, 5.25%, 3/01/30	775,000	795,150
Various Purpose, Refunding, 5.25%, 3/01/38	7,350,000	7,377,195
Various Purpose, Refunding, 5.50%, 3/01/40	645,000	664,066
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	175,000	169,676
Illinois State GO, Taxable, 4.421%, 1/01/15	940,000	950,105
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	500,000	543,020
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	25,000	26,084
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	25,000	27,436
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	20,000	21,831
Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	50,000	56,336
MTA Revenue,
Series B, Assured Guaranty, 5.25%, 11/15/20	20,000	22,834
Transportation, Series A, AGMC Insured, 5.5%, 11/15/21	15,000	17,578
[h]New York City IDA, 144A, 11.00%, 3/01/29	300,000	341,847
Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%, 8/01/37	85,000	83,224
Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32	55,000	57,179
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
8/01/27	10,000	3,844
8/01/30	10,000	3,121

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount [d]		Value

8/01/32	10,000		2,663
8/01/33	5,000		$1,240
San Bernardino Community College District GO, Election of 2002, Series A,
6.375%, 8/01/26	5,000		5,865
6.50%, 8/01/27	5,000		5,901
6.50%, 8/01/28	5,000		5,874
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,
9/01/30	40,000		12,796
3/01/31	10,000		3,060
San Mateo Foster City School District GO, Convertible, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	5,540,000		2,127,028
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	40,000		44,663
Tulare Sewer Revenue, Building America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	165,000		167,523

Total Municipal Bonds (Cost $16,609,011)			17,771,330

	Shares

Preferred Stocks (Cost $2,130) 0.0%[a]
United States 0.0%[a]
[h]GMAC Inc., 7.00%, pfd., 144A	6		4,514

Total Investments before Short Term Investments (Cost $588,009,727)			584,791,953

	Principal
	Amount [d]

Short Term Investments 15.1%
Foreign Government and Agency Securities 11.5%
Egypt 5.3%
[o]Egypt Treasury Bills,
11/30/10	44,500,000	EGP	7,470,114
8/03/10 — 4/12/11	184,800,000	EGP	30,479,677

			37,949,791

Israel 2.9%
[o]Israel Treasury Bills,
10/06/10 — 3/2/11	37,110,000	ILS	9,461,858
4/06/11	45,875,000	ILS	11,632,082

			21,093,940

Malaysia 3.3%
[o]Malaysia Treasury Bills, 7/22/10 — 5/6/11	78,905,000	MYR	23,882,374

Sri Lanka 0.0%[a]
[o]Sri Lanka Treasury Bill, 2/04/11	11,070,000	LKR	91,064

Total Foreign Government and Agency Securities (Cost $85,197,926)			83,017,169

Total Investments before Money Market Funds (Cost $673,207,653) 92.6%			667,809,122

	Shares

Money Market Funds (Cost $25,758,555) 3.6%
United States 3.6%
[s]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	25,758,555		25,758,555

Templeton Income Trust Templeton
Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Shares	Value

Total Investments (Cost $698,966,208) 96.2%		693,567,677
Other Assets, less Liabilities 3.8%		27,718,333

Net Assets 100.0%		$721,286,010

[a]	Rounds to less than 0.1% of net assets.

[b]	Non-income producing.

[c]	Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2010, the aggregate value of these securities was $73,375, representing 0.01% of net assets.

[d]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[e]	Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. Security entitles the holder to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of this GDP linked security.

[f]	The coupon rate shown represents the rate at period end.

[g]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[h]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $70,864,745, representing 9.82% of net assets.

[i]	Principal amount is stated in 1,000 Brazilian Real Units.

[j]	Redemption price at maturity is adjusted for inflation.

[k]	Perpetual security with no stated maturity date.

[l]	Income may be received in additional securities and/or cash.

[m]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $14,211,086, representing 1.97% of net assets.

[n]	Principal amount is stated in 100 Mexican Peso Units.

[o]	The security is traded on a discount basis with no stated coupon rate.

[p]	A supranational organization is an entity formed by two or more central governments through international treaties.

[q]	Defaulted security or security for which income has been deemed uncollectible.

[r]	A portion or all of the security purchased on a delayed delivery basis.

[s]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
At May 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Indian Rupee	DBAB	Sell	1,239,000	26,622		6/01/10	$—	$(98)
Indian Rupee	DBAB	Buy	1,239,000	25,245		6/01/10	1,475	—
New Zealand Dollar	UBSW	Buy	188,477	125,065		6/01/10	3,042	—
New Zealand Dollar	DBAB	Buy	187,341	124,320		6/01/10	3,016	—
New Zealand Dollar	CITI	Buy	106,626	70,688		6/01/10	1,786	—
New Zealand Dollar	CITI	Sell	106,626	74,359		6/01/10	1,885	—
New Zealand Dollar	UBSW	Sell	188,477	131,666		6/01/10	3,558	—
New Zealand Dollar	DBAB	Sell	187,341	130,856		6/01/10	3,520	—
Indian Rupee	HSBC	Buy	37,000	763		6/02/10	35	—
Indian Rupee	HSBC	Sell	37,000	797		6/02/10	11	—
New Zealand Dollar	BZWS	Sell	156,230	110,029		6/02/10	3,848	—
New Zealand Dollar	FBCO	Sell	26,666	18,800		6/02/10	676	—
New Zealand Dollar	DBAB	Sell	80,807	57,021		6/02/10	2,101	—
Indian Rupee	HSBC	Buy	182,000	3,792		6/03/10	132	—
Indian Rupee	HSBC	Buy	1,213,000	25,239		6/04/10	911	—
Poland Zloty	DBAB	Buy	739,000	162,450	EUR	6/04/10	22,973	—
Swedish Krona	DBAB	Buy	9,350,000	878,140	EUR	6/04/10	116,170	—
Indian Rupee	DBAB	Buy	607,000	12,630		6/07/10	452	—
Poland Zloty	DBAB	Buy	699,000	152,278	EUR	6/07/10	23,380	—
Indian Rupee	DBAB	Buy	306,000	6,349		6/08/10	246	—
Indian Rupee	HSBC	Buy	244,000	5,057		6/08/10	201	—
Poland Zloty	CITI	Buy	281,000	61,011	EUR	6/08/10	9,645	—
New Zealand Dollar	BZWS	Sell	156,230	109,964		6/09/10	3,836	—
Indian Rupee	DBAB	Buy	247,000	5,077		6/10/10	244	—
Indian Rupee	BZWS	Buy	370,000	7,629		6/11/10	342	—
Indian Rupee	HSBC	Buy	248,000	5,087		6/11/10	255	—
Indian Rupee	DBAB	Buy	619,000	12,708		6/16/10	620	—
Indian Rupee	DBAB	Buy	563,000	11,420		6/21/10	695	—
Swedish Krona	DBAB	Buy	2,169,000	275,341		6/28/10	2,345	—
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,077,681		6/29/10	93,374	—
Swedish Krona	UBSW	Buy	2,171,000	272,441		6/29/10	5,505	—
Swedish Krona	UBSW	Buy	1,208,500	109,883	EUR	7/15/10	19,468	—
Indian Rupee	CITI	Buy	890,000	17,800		7/19/10	1,300	—
Indian Rupee	JPHQ	Buy	890,000	17,800		7/20/10	1,298	—
Swedish Krona	DBAB	Buy	1,208,500	113,373	EUR	7/27/10	15,164	—
Chilean Peso	DBAB	Buy	485,730,000	900,000		7/30/10	15,953	—
Indian Rupee	JPHQ	Buy	44,200,000	896,552		7/30/10	51,031	—
Malaysian Ringgit	HSBC	Buy	12,000,000	3,403,000		7/30/10	265,883	—
New Zealand Dollar	DBAB	Sell	312,830	201,306		7/30/10	—	(10,454)
New Zealand Dollar	DBAB	Sell	311,640	200,182		8/03/10	—	(10,713)
New Zealand Dollar	BZWS	Buy	121,994	86,921		8/03/10	—	(4,364)
New Zealand Dollar	BZWS	Sell	121,994	78,320		8/03/10	—	(4,236)
New Zealand Dollar	DBAB	Sell	123,469	78,884		8/04/10	—	(4,665)
New Zealand Dollar	BZWS	Sell	61,468	39,462		8/04/10	—	(2,132)

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

New Zealand Dollar	CITI	Sell	309,484	202,101		8/05/10	—	(7,306)
New Zealand Dollar	DBAB	Sell	91,809	59,841		8/05/10	—	(2,280)
New Zealand Dollar	CITI	Sell	121,200	79,206		8/06/10	—	(2,796)
New Zealand Dollar	FBCO	Sell	60,488	39,393		8/06/10	—	(1,532)
New Zealand Dollar	CITI	Sell	119,590	78,626		8/09/10	—	(2,270)
New Zealand Dollar	DBAB	Sell	120,130	79,021		8/09/10	—	(2,240)
New Zealand Dollar	FBCO	Sell	118,226	77,905		8/09/10	—	(2,068)
Poland Zloty	DBAB	Buy	5,016,264	1,201,040	EUR	8/09/10	27,756	—
Chilean Peso	DBAB	Buy	312,765,000	580,000		8/11/10	9,722	—
New Zealand Dollar	FBCO	Sell	118,433	78,655		8/11/10	—	(1,447)
Poland Zloty	DBAB	Buy	11,975,000	2,850,037	EUR	8/11/10	86,954	—
Malaysian Ringgit	HSBC	Buy	742,193	211,000		8/12/10	15,781	—
New Zealand Dollar	DBAB	Sell	111,196	72,633		8/12/10	—	(2,569)
Indian Rupee	JPHQ	Buy	21,609,000	441,000		8/13/10	21,791	—
Malaysian Ringgit	HSBC	Buy	3,538,668	1,004,000		8/13/10	77,212	—
Indian Rupee	DBAB	Buy	10,857,000	220,000		8/16/10	12,469	—
Malaysian Ringgit	HSBC	Buy	830,725	235,000		8/16/10	18,786	—
Brazilian Real	DBAB	Buy	239,000	11,607,513	JPY	8/17/10	1,394	—
Indian Rupee	HSBC	Buy	34,619,025	705,000		8/17/10	36,204	—
Japanese Yen	UBSW	Sell	33,171,000	349,698		8/17/10	—	(14,525)
New Israeli Shekel	CITI	Buy	1,035,000	273,130		8/17/10	—	(6,165)
Brazilian Real	DBAB	Buy	176,000	8,474,400	JPY	8/18/10	1,806	—
Chilean Peso	JPHQ	Buy	125,885,900	230,000		8/18/10	7,344	—
Indian Rupee	JPHQ	Buy	4,183,700	85,000		8/18/10	4,568	—
Japanese Yen	JPHQ	Sell	16,483,000	174,849		8/18/10	—	(6,140)
New Zealand Dollar	DBAB	Sell	5,500,000	3,642,100		8/18/10	—	(76,002)
New Zealand Dollar	DBAB	Buy	1,570,000	1,125,376		8/18/10	—	(64,027)
Brazilian Real	DBAB	Buy	265,000	12,456,590	JPY	8/19/10	6,008	—
Chilean Peso	JPHQ	Buy	43,134,000	78,000		8/19/10	3,324	—
Japanese Yen	HSBC	Sell	16,407,000	174,394		8/19/10	—	(5,764)
New Israeli Shekel	CITI	Buy	1,038,000	273,464		8/19/10	—	(5,725)
New Israeli Shekel	DBAB	Buy	104,000	27,397		8/19/10	—	(572)
Indian Rupee	DBAB	Buy	13,253,000	265,378		8/20/10	18,310	—
Japanese Yen	DBAB	Sell	16,469,000	174,390		8/20/10	—	(6,452)
Japanese Yen	BZWS	Sell	16,448,000	174,648		8/20/10	—	(5,963)
New Israeli Shekel	CITI	Buy	397,200	103,922		8/20/10	—	(1,469)
Indian Rupee	DBAB	Buy	11,485,000	229,987		8/23/10	15,803	—
Japanese Yen	CITI	Sell	32,863,000	349,300		8/23/10	—	(11,580)
Japanese Yen	FBCO	Sell	32,622,000	349,300		8/23/10	—	(8,933)
New Israeli Shekel	CITI	Buy	677,800	177,751		8/23/10	—	(2,922)
Japanese Yen	JPHQ	Sell	32,793,000	349,298		8/24/10	—	(10,819)
Japanese Yen	BZWS	Sell	32,684,000	349,300		8/24/10	—	(9,620)
New Zealand Dollar	FBCO	Sell	108,655	71,645		8/24/10	—	(1,777)
Japanese Yen	DBAB	Sell	16,255,000	174,653		8/25/10	—	(3,854)
New Zealand Dollar	DBAB	Sell	108,000	72,198		8/27/10	—	(766)
Brazilian Real	DBAB	Buy	177,000	8,269,971	JPY	8/31/10	4,248	—
Indian Rupee	DBAB	Buy	8,122,000	162,766		9/01/10	10,943	—
Japanese Yen	JPHQ	Sell	16,291,000	174,645		9/01/10	—	(4,283)

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Brazilian Real	DBAB	Buy	265,000	12,252,805	JPY	9/02/10	7,701	—
Japanese Yen	HSBC	Sell	16,121,000	174,653		9/02/10	—	(2,413)
Japanese Yen	HSBC	Sell	24,279,000	261,972		9/09/10	—	(4,742)
Japanese Yen	DBAB	Sell	49,897,000	543,564		9/10/10	—	(4,585)
Japanese Yen	HSBC	Sell	24,196,000	261,975		9/10/10	—	(3,833)
Japanese Yen	UBSW	Sell	41,448,000	452,964		9/13/10	—	(2,401)
Brazilian Real	DBAB	Buy	398,000	18,557,665	JPY	9/15/10	9,150	—
Japanese Yen	BZWS	Sell	32,612,000	362,376		9/15/10	4,070	—
Japanese Yen	HSBC	Sell	32,977,000	362,377		9/15/10	61	—
Japanese Yen	UBSW	Sell	49,117,000	543,564		9/15/10	3,920	—
Japanese Yen	DBAB	Sell	16,397,000	181,182		9/16/10	1,026	—
Japanese Yen	HSBC	Sell	48,915,000	543,560		9/16/10	6,122	—
Japanese Yen	JPHQ	Sell	32,795,000	362,376		9/21/10	2,008	—
Japanese Yen	HSBC	Sell	16,260,000	181,190		9/21/10	2,517	—
Mexican Peso	DBAB	Sell	85,819,768	6,171,509		9/21/10	—	(386,278)
Indian Rupee	HSBC	Buy	12,806,000	259,941		9/24/10	13,538	—
Indian Rupee	DBAB	Buy	25,605,000	519,898		9/24/10	26,911	—
Japanese Yen	JPHQ	Sell	106,626,000	1,178,253		9/24/10	6,511	—
Swedish Krona	UBSW	Buy	12,242,000	1,216,234	EUR	9/24/10	69,848	—
Indian Rupee	JPHQ	Buy	12,717,000	259,955		9/27/10	11,571	—
Indian Rupee	DBAB	Buy	31,755,000	649,878		9/27/10	28,136	—
Japanese Yen	JPHQ	Sell	10,603,000	117,824		9/27/10	1,297	—
Swedish Krona	UBSW	Buy	12,230,000	1,216,201	EUR	9/27/10	68,333	—
Japanese Yen	JPHQ	Sell	8,858,000	98,433		9/28/10	1,081	—
Swedish Krona	DBAB	Buy	6,048,000	599,988	EUR	9/28/10	35,576	—
Indian Rupee	DBAB	Buy	25,543,000	519,906		9/29/10	25,402	—
Indian Rupee	JPHQ	Buy	29,309,000	597,878		9/29/10	27,830	—
Japanese Yen	JPHQ	Sell	14,763,000	164,052		9/29/10	1,798	—
Brazilian Real	DBAB	Buy	4,737,500	2,500,000		10/04/10	24,707	—
Euro	UBSW	Sell	1,950,000	2,849,730		10/04/10	446,921	—
Euro	DBAB	Sell	2,580,000	3,774,359		10/04/10	595,258	—
Malaysian Ringgit	DBAB	Buy	19,420,800	5,600,000		10/04/10	319,929	—
Philippine Peso	DBAB	Buy	36,272,000	751,814		10/04/10	22,301	—
Philippine Peso	HSBC	Buy	29,096,000	601,468		10/04/10	19,497	—
Swedish Krona	DBAB	Buy	17,870,125	1,753,572	EUR	10/04/10	128,753	—
Indian Rupee	DBAB	Buy	30,628,125	625,000		10/05/10	28,616	—
Indian Rupee	JPHQ	Buy	20,335,000	415,000		10/05/10	18,957	—
Philippine Peso	DBAB	Buy	43,367,000	902,182		10/05/10	23,264	—
Philippine Peso	HSBC	Buy	43,378,000	902,192		10/05/10	23,489	—
Euro	UBSW	Sell	645,000	936,992		10/06/10	142,201	—
Philippine Peso	JPHQ	Buy	11,457,000	240,592		10/06/10	3,875	—
New Zealand Dollar	DBAB	Sell	500,000	354,500		10/07/10	17,748	—
Philippine Peso	DBAB	Buy	35,600,000	751,816		10/07/10	7,736	—
Euro	UBSW	Sell	643,000	944,406		10/08/10	152,064	—
Philippine Peso	DBAB	Buy	28,487,000	601,448		10/08/10	6,284	—
Philippine Peso	HSBC	Buy	28,541,000	601,452		10/08/10	7,432	—
Philippine Peso	JPHQ	Buy	14,213,000	300,734		10/08/10	2,481	—
Philippine Peso	CITI	Buy	14,250,000	300,734		10/08/10	3,270	—

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Philippine Peso	DBAB	Buy	8,482,000	180,430		10/12/10	452	—
Philippine Peso	JPHQ	Buy	25,310,000	541,390		10/13/10	—	(1,697)
Philippine Peso	HSBC	Buy	14,145,000	300,765		10/13/10	853	—
Philippine Peso	JPHQ	Buy	26,647,000	566,957		10/13/10	1,245	—
Philippine Peso	JPHQ	Buy	2,240,000	47,761		10/15/10	—	(6)
Chinese Yuan	HSBC	Buy	4,800,000	485,954	EUR	10/18/10	106,810	—
Philippine Peso	JPHQ	Buy	7,439,000	159,222		10/18/10	—	(674)
Philippine Peso	DBAB	Buy	3,748,000	79,609		10/19/10	264	—
Philippine Peso	DBAB	Buy	14,983,000	318,448		10/21/10	791	—
Philippine Peso	JPHQ	Buy	7,523,000	159,217		10/21/10	1,074	—
Philippine Peso	DBAB	Buy	16,206,000	340,462		10/25/10	4,702	—
Philippine Peso	JPHQ	Buy	8,108,000	170,229		10/25/10	2,460	—
Philippine Peso	HSBC	Buy	24,334,000	510,682		10/25/10	7,597	—
Euro	BZWS	Sell	1,066,000	1,594,843		10/26/10	281,022	—
Euro	DBAB	Sell	1,045,000	1,543,465		10/26/10	255,527	—
Indian Rupee	HSBC	Buy	20,938,000	440,429		10/26/10	5,790	—
Indian Rupee	DBAB	Buy	62,746,000	1,321,302		10/26/10	15,907	—
Norwegian Krone	BZWS	Buy	17,898,000	2,116,854	EUR	10/26/10	141,178	—
Philippine Peso	HSBC	Buy	21,042,000	442,588		10/26/10	5,533	—
Euro	UBSW	Sell	4,280,000	6,409,514		10/27/10	1,134,461	—
Euro	DBAB	Sell	1,265,730	1,893,939		10/27/10	333,941	—
Indian Rupee	HSBC	Buy	31,191,000	660,658		10/27/10	4,025	—
Philippine Peso	DBAB	Buy	6,504,000	136,181		10/28/10	2,305	—
Euro	DBAB	Sell	138,000	203,840		11/02/10	33,746	—
Euro	DBAB	Sell	519,000	763,034		11/03/10	123,328	—
Euro	DBAB	Sell	398,000	583,568		11/05/10	92,993	—
Japanese Yen	CITI	Sell	207,713,767	2,295,629		11/08/10	10,568	—
Japanese Yen	BZWS	Sell	204,044,000	2,278,357		11/10/10	33,561	—
Japanese Yen	BZWS	Sell	266,734,000	2,976,776		11/12/10	42,154	—
Japanese Yen	UBSW	Sell	206,868,600	2,310,632		11/12/10	34,653	—
Japanese Yen	DBAB	Sell	98,350,000	1,097,963		11/15/10	15,834	—
Japanese Yen	BZWS	Sell	23,675,000	263,509		11/16/10	3,011	—
Japanese Yen	JPHQ	Sell	49,112,000	548,983		11/16/10	8,599	—
Chilean Peso	JPHQ	Buy	4,234,440,000	8,520,000		11/17/10	—	(546,488)
Euro	UBSW	Sell	8,678,696	12,925,339		11/17/10	2,226,728	—
Japanese Yen	UBSW	Sell	39,232,000	439,181		11/17/10	7,497	—
Japanese Yen	HSBC	Sell	25,664,000	285,476		11/17/10	3,086	—
Japanese Yen	BZWS	Sell	98,062,000	1,097,959		11/17/10	18,947	—
Japanese Yen	BZWS	Sell	136,747,000	1,537,153		11/18/10	32,441	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,650,000		11/18/10	242,406	—
Japanese Yen	BZWS	Sell	154,516,000	1,756,747		11/29/10	56,048	—
Japanese Yen	CITI	Sell	38,352,000	439,187		11/29/10	17,061	—
Japanese Yen	BOFA	Sell	106,050,000	1,196,784		11/29/10	29,531	—
Norwegian Krone	UBSW	Buy	9,832,000	1,149,901	EUR	11/29/10	90,976	—
Swedish Krona	UBSW	Buy	15,700,000	1,519,727	EUR	11/29/10	138,448	—
Philippine Peso	HSBC	Buy	80,979,500	1,700,000		11/30/10	18,783	—
Australian Dollar	DBAB	Buy	1,042,000	908,624		12/01/10	—	(46,631)
Euro	UBSW	Sell	425,000	632,719		12/01/10	108,726	—

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Euro	DBAB	Sell	425,000	633,140		12/01/10	109,147	—
Japanese Yen	DBAB	Sell	95,091,000	1,097,960		12/01/10	51,267	—
Norwegian Krone	UBSW	Buy	3,180,000	368,696	EUR	12/01/10	33,348	—
Philippine Peso	HSBC	Buy	28,530,000	600,000		12/01/10	5,491	—
Mexican Peso	CITI	Sell	798,000	58,759		12/02/10	—	(1,748)
Chilean Peso	DBAB	Buy	87,440,000	176,379		12/06/10	—	(11,801)
Chilean Peso	MLCO	Buy	66,470,000	134,283		12/06/10	—	(9,174)
Chinese Yuan	HSBC	Buy	54,000	8,153		12/06/10	—	(200)
Chinese Yuan	HSBC	Buy	68,000	6,833	EUR	12/06/10	1,590	—
Indian Rupee	DBAB	Buy	60,684,000	1,300,000		12/06/10	—	(10,004)
Indian Rupee	JPHQ	Buy	46,700,000	1,000,000		12/06/10	—	(7,270)
Chilean Peso	MLCO	Buy	99,980,000	201,573		12/07/10	—	(13,399)
Australian Dollar	DBAB	Buy	417,000	365,709		12/09/10	—	(21,054)
Australian Dollar	DBAB	Buy	520,000	453,752		12/10/10	—	(24,015)
Australian Dollar	BZWS	Buy	521,000	454,416		12/10/10	—	(23,853)
Norwegian Krone	UBSW	Buy	3,050,000	355,312	EUR	12/14/10	29,605	—
Swedish Krona	UBSW	Buy	4,627,500	444,460	EUR	12/14/10	44,991	—
British Pound	DBAB	Sell	100,000	161,950		12/15/10	16,422	—
Euro	BZWS	Sell	455,000	666,862		12/15/10	105,789	—
Euro	DBAB	Sell	552,375	806,400		12/15/10	125,251	—
Norwegian Krone	UBSW	Buy	4,571,000	533,291	EUR	12/15/10	43,361	—
Swedish Krona	UBSW	Buy	4,627,500	444,426	EUR	12/15/10	45,027	—
Malaysian Ringgit	JPHQ	Buy	305,481	89,587		12/17/10	3,248	—
Poland Zloty	DBAB	Buy	4,100,000	962,396	EUR	12/20/10	39,639	—
Malaysian Ringgit	JPHQ	Buy	365,553	106,731		12/21/10	4,345	—
Malaysian Ringgit	HSBC	Buy	486,131	141,420		12/22/10	6,290	—
New Zealand Dollar	DBAB	Sell	1,520,000	1,044,088		12/22/10	26,427	—
Malaysian Ringgit	HSBC	Buy	237,354	69,006		12/23/10	3,111	—
Japanese Yen	CITI	Sell	241,795,083	2,648,343		12/28/10	—	(15,283)
Japanese Yen	JPHQ	Sell	241,286,602	2,648,343		12/28/10	—	(9,681)
Japanese Yen	BZWS	Sell	240,903,916	2,648,343		12/28/10	—	(5,466)
Malaysian Ringgit	HSBC	Buy	268,544	77,965		12/28/10	3,615	—
Euro	DBAB	Sell	419,600	604,476		1/04/11	86,934	—
Philippine Peso	HSBC	Buy	140,610,000	3,000,000		1/05/11	—	(25,377)
Chilean Peso	DBAB	Buy	1,500,450,000	3,000,000		1/06/11	—	(178,792)
Euro	DBAB	Sell	2,120,000	3,050,680		1/06/11	435,772	—
Indian Rupee	HSBC	Buy	141,600,000	3,000,000		1/06/11	5,235	—
Japanese Yen	HSBC	Sell	276,930,000	3,000,000		1/06/11	—	(51,485)
Malaysian Ringgit	HSBC	Buy	20,544,000	6,000,000		1/06/11	239,214	—
Norwegian Krone	DBAB	Buy	17,500,000	2,091,300	EUR	1/06/11	101,934	—
Chilean Peso	MLCO	Buy	214,571,000	433,039		1/07/11	—	(29,608)
Chilean Peso	DBAB	Buy	125,650,000	252,006		1/07/11	—	(15,761)
Japanese Yen	BZWS	Sell	167,350,000	1,836,740		1/07/11	—	(7,340)
Japanese Yen	CITI	Sell	83,690,000	918,439		1/07/11	—	(3,766)
Japanese Yen	UBSW	Sell	83,670,000	918,391		1/07/11	—	(3,594)
New Israeli Shekel	DBAB	Buy	14,027,700	3,758,158		1/07/11	—	(141,399)
Chilean Peso	DBAB	Buy	176,530,000	360,412		1/10/11	—	(28,538)
Euro	UBSW	Sell	368,000	526,185		1/11/11	72,249	—

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Japanese Yen	HSBC	Sell	84,030,000	918,361		1/11/11	—	(7,701)
Japanese Yen	DBAB	Sell	83,940,000	918,351		1/11/11	—	(6,719)
Euro	BZWS	Sell	1,470,694	2,116,329		1/12/11	302,177	—
Japanese Yen	HSBC	Sell	134,760,000	1,469,318		1/13/11	—	(15,906)
Philippine Peso	JPHQ	Buy	96,947,000	2,084,578		1/13/11	—	(35,149)
Japanese Yen	BZWS	Sell	133,750,000	1,469,352		1/14/11	—	(4,784)
Japanese Yen	UBSW	Sell	106,390,000	1,175,510		1/14/11	2,924	—
Philippine Peso	HSBC	Buy	15,560,000	332,692		1/14/11	—	(3,788)
Chinese Yuan	HSBC	Buy	39,028,500	5,900,000		1/18/11	—	(141,763)
Japanese Yen	HSBC	Sell	126,059,100	1,390,000		1/18/11	465	—
New Zealand Dollar	DBAB	Sell	2,822,241	2,010,000		1/18/11	124,709	—
New Zealand Dollar	HSBC	Sell	2,807,851	2,010,000		1/18/11	134,322	—
Philippine Peso	HSBC	Buy	10,377,000	222,296		1/18/11	—	(3,029)
Philippine Peso	DBAB	Buy	5,918,000	127,132		1/18/11	—	(2,084)
Philippine Peso	JPHQ	Buy	14,778,000	317,090		1/19/11	—	(4,859)
Philippine Peso	DBAB	Buy	3,703,000	79,242		1/19/11	—	(1,005)
Brazilian Real	DBAB	Buy	2,478,000	112,844,898	JPY	1/26/11	40,738	—
Euro	BZWS	Sell	888,633	1,253,480		1/26/11	157,139	—
Japanese Yen	UBSW	Sell	183,530,000	2,043,718		1/26/11	20,210	—
Japanese Yen	BZWS	Sell	209,770,000	2,335,649		1/26/11	22,832	—
Japanese Yen	DBAB	Sell	52,300,000	583,901		1/26/11	7,268	—
Brazilian Real	HSBC	Buy	925,000	42,261,178	JPY	1/27/11	13,555	—
Euro	CITI	Sell	137,500	194,116		1/27/11	24,475	—
Japanese Yen	HSBC	Sell	180,396,000	2,008,573		1/27/11	19,560	—
Chilean Peso	JPHQ	Buy	440,000,000	867,919		1/28/11	—	(41,217)
Euro	BZWS	Sell	1,980,000	2,783,266		1/28/11	340,407	—
New Zealand Dollar	DBAB	Sell	310,724	213,856		1/28/11	6,461	—
New Zealand Dollar	UBSW	Sell	126,129	86,256		1/28/11	2,070	—
Norwegian Krone	UBSW	Buy	20,615,000	2,461,434	EUR	1/28/11	119,272	—
Swedish Krona	DBAB	Buy	9,800,000	959,186	EUR	1/28/11	72,563	—
Swedish Krona	UBSW	Buy	25,173,000	2,461,498	EUR	1/28/11	189,274	—
Chilean Peso	JPHQ	Buy	638,000,000	1,240,111		1/31/11	—	(41,513)
Chilean Peso	DBAB	Buy	641,000,000	1,239,725		1/31/11	—	(35,491)
Euro	UBSW	Sell	2,559,000	3,583,368		1/31/11	426,046	—
Euro	DBAB	Sell	921,000	1,290,735		1/31/11	154,396	—
Euro	BZWS	Sell	490,000	686,735		1/31/11	82,168	—
Chilean Peso	DBAB	Buy	372,800,000	718,235		2/02/11	—	(17,909)
Chilean Peso	MLCO	Buy	359,600,000	690,669		2/02/11	—	(15,140)
Brazilian Real	HSBC	Buy	7,023,550	3,509,213		2/03/11	125,505	—
Chilean Peso	DBAB	Buy	180,800,000	345,401		2/03/11	—	(5,769)
Brazilian Real	DBAB	Buy	6,929,091	3,510,000		2/04/11	74,952	—
Euro	DBAB	Sell	900,000	1,253,970		2/04/11	143,488	—
Indian Rupee	HSBC	Buy	66,000,000	1,403,091		2/04/11	—	(4,450)
Indian Rupee	JPHQ	Buy	22,900,000	488,273		2/04/11	—	(2,987)
Chilean Peso	DBAB	Buy	126,910,000	238,732		2/07/11	—	(364)
Indian Rupee	HSBC	Buy	28,500,000	609,039		2/07/11	—	(5,175)
Australian Dollar	UBSW	Buy	1,080,406	900,000		2/08/11	—	(13,078)
Australian Dollar	MSCO	Buy	1,080,705	900,000		2/08/11	—	(12,833)

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Chilean Peso	DBAB	Buy	259,200,000	480,891		2/08/11	5,934	—
Chilean Peso	BZWS	Buy	173,800,000	320,635		2/08/11	5,793	—
Chilean Peso	JPHQ	Buy	172,600,000	320,514		2/08/11	3,660	—
Indian Rupee	HSBC	Buy	47,340,000	1,013,943		2/08/11	—	(10,944)
Norwegian Krone	UBSW	Buy	4,920,000	590,402	EUR	2/08/11	24,413	—
Australian Dollar	DBAB	Buy	690,000	51,173,160	JPY	2/09/11	1,926	—
Australian Dollar	CITI	Buy	690,000	51,068,970	JPY	2/09/11	3,075	—
Australian Dollar	BZWS	Buy	690,000	50,942,700	JPY	2/09/11	4,468	—
Chilean Peso	MLCO	Buy	179,300,000	334,365		2/09/11	2,382	—
Chilean Peso	BZWS	Buy	357,900,000	666,791		2/09/11	5,388	—
Euro	DBAB	Sell	333,000	454,878		2/09/11	43,975	—
Norwegian Krone	DBAB	Buy	9,825,000	1,180,790	EUR	2/09/11	46,475	—
Norwegian Krone	UBSW	Buy	6,876,600	826,564	EUR	2/09/11	32,381	—
Chilean Peso	DBAB	Buy	100,600,000	187,250		2/10/11	1,683	—
Chilean Peso	MLCO	Buy	100,600,000	187,250		2/10/11	1,683	—
Euro	BZWS	Sell	344,000	469,471		2/10/11	44,990	—
Japanese Yen	MSCO	Sell	233,392,000	2,623,482		2/10/11	49,079	—
South Korean Won	HSBC	Buy	1,155,000,000	86,894,372	JPY	2/10/11	2,294	—
Chilean Peso	BZWS	Buy	100,400,000	187,217		2/11/11	1,333	—
Euro	UBSW	Sell	1,757,000	2,405,333		2/11/11	237,246	—
Chilean Peso	DBAB	Buy	99,300,000	187,182		2/14/11	—	(716)
Euro	DBAB	Sell	344,000	471,607		2/14/11	47,106	—
South Korean Won	HSBC	Buy	231,000,000	197,926		2/14/11	—	(5,771)
South Korean Won	DBAB	Buy	343,000,000	26,059,869	JPY	2/14/11	—	(2,162)
South Korean Won	JPHQ	Buy	396,000,000	30,000,000	JPY	2/14/11	—	(1,541)
Chilean Peso	MSCO	Buy	198,000,000	374,327		2/16/11	—	(2,545)
Euro	JPHQ	Sell	82,000	111,569		2/16/11	10,378	—
Euro	UBSW	Sell	82,000	111,512		2/16/11	10,320	—
South Korean Won	JPHQ	Buy	231,000,000	17,683,533	JPY	2/16/11	—	(2,934)
Chilean Peso	JPHQ	Buy	121,600,000	232,061		2/18/11	—	(3,750)
Chilean Peso	DBAB	Buy	60,700,000	116,061		2/18/11	—	(2,093)
Chilean Peso	MSCO	Buy	635,500,000	1,211,348		2/22/11	—	(18,317)
Chilean Peso	JPHQ	Buy	206,400,000	394,533		2/22/11	—	(7,056)
Chilean Peso	DBAB	Buy	121,200,000	231,984		2/22/11	—	(4,454)
Japanese Yen	HSBK	Sell	199,040,000	2,213,695		2/22/11	17,429	—
Japanese Yen	JPHQ	Sell	199,200,000	2,213,825		2/22/11	15,794	—
Philippine Peso	DBAB	Buy	23,299,500	490,000		2/22/11	753	—
Philippine Peso	HSBK	Buy	23,321,060	490,000		2/22/11	1,207	—
Chilean Peso	MLCO	Buy	122,400,000	232,060		2/23/11	—	(2,285)
Indian Rupee	HSBK	Buy	46,198,376	980,000		2/23/11	—	(1,948)
Chilean Peso	MSCO	Buy	121,500,000	232,003		2/24/11	—	(3,925)
Chilean Peso	MSCO	Buy	259,650,000	496,596		2/25/11	—	(9,201)
Chilean Peso	DBAB	Buy	182,000,000	348,125		2/25/11	—	(6,489)
Chilean Peso	JPHQ	Buy	237,800,000	452,091		2/28/11	—	(5,769)
Chilean Peso	MSCO	Buy	317,000,000	604,385		3/01/11	—	(9,439)
Chilean Peso	MLCO	Buy	50,600,000	96,510		3/01/11	—	(1,543)
Japanese Yen	JPHQ	Sell	284,200,000	3,180,821		3/01/11	44,166	—
Japanese Yen	HSBK	Sell	284,000,000	3,180,398		3/01/11	45,950	—

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Japanese Yen	UBSW	Sell	316,900,000	3,562,355		3/01/11	64,797	—
Chilean Peso	DBAB	Buy	79,000,000	151,196		3/02/11	—	(2,935)
Euro	BOFA	Sell	1,211,000	1,656,963		3/07/11	162,196	—
Euro	UBSW	Sell	1,602,000	2,194,356		3/07/11	216,968	—
Japanese Yen	MSCO	Sell	91,664,560	1,040,000		3/07/11	28,110	—
Euro	HSBK	Sell	427,000	584,303		3/08/11	57,240	—
Chilean Peso	MSCO	Buy	222,700,000	430,130		3/15/11	—	(12,416)
Euro	DBAB	Sell	2,153,000	2,958,599		3/16/11	300,809	—
Euro	UBSW	Sell	2,700,000	3,709,395		3/16/11	376,357	—
Euro	DBAB	Sell	181,000	247,092		3/17/11	23,652	—
Chilean Peso	JPHQ	Buy	122,700,000	237,745		3/21/11	—	(7,658)
Euro	DBAB	Sell	1,261,000	1,732,141		3/21/11	175,395	—
Swedish Krona	BZWS	Buy	32,000,000	3,291,842	EUR	3/21/11	37,311	—
Euro	DBAB	Sell	1,300,000	1,774,838		3/22/11	169,925	—
Japanese Yen	BOFA	Sell	735,719,080	8,176,019		3/22/11	50,195	—
Malaysian Ringgit	HSBK	Buy	7,500,000	2,248,876		3/22/11	23,412	—
Indian Rupee	JPHQ	Buy	83,569,208	1,790,257		3/29/11	—	(24,213)
Indian Rupee	DBAB	Buy	41,712,993	895,129		3/29/11	—	(13,620)
New Israeli Shekel	MSCO	Buy	2,483,627	661,436		3/29/11	—	(21,249)
Indian Rupee	JPHQ	Buy	51,917,460	1,118,911		3/30/11	—	(21,812)
Indian Rupee	BOFA	Buy	20,820,692	447,564		3/30/11	—	(7,590)
Norwegian Krone	UBSW	Buy	18,312,027	2,227,172	EUR	3/30/11	47,403	—
Norwegian Krone	MSCO	Buy	14,659,688	1,781,737	EUR	3/30/11	39,460	—
New Israeli Shekel	MSCO	Buy	1,508,568	402,371		3/31/11	—	(13,521)
Norwegian Krone	DBAB	Buy	10,930,000	1,334,554	EUR	3/31/11	21,780	—
Poland Zloty	DBAB	Buy	313,000	78,541	EUR	3/31/11	—	(3,571)
Brazilian Real	DBAB	Buy	85,470	43,518		4/05/11	34	—
Norwegian Krone	DBAB	Buy	7,100,000	867,971	EUR	4/06/11	12,527	—
Euro	DBAB	Sell	1,756,000	2,372,935		4/07/11	204,649	—
Euro	HSBK	Sell	2,107,000	2,847,463		4/07/11	245,766	—
Euro	UBSW	Sell	1,054,000	1,423,849		4/07/11	122,383	—
Indian Rupee	DBAB	Buy	911,000	20,073		4/11/11	—	(834)
Indian Rupee	JPHQ	Buy	253,960,000	5,600,000		4/12/11	—	(237,103)
Indian Rupee	DBAB	Buy	1,953,000	43,027		4/12/11	—	(1,785)
Norwegian Krone	MSCO	Buy	67,400,000	8,337,147	EUR	4/12/11	—	(4,501)
Philippine Peso	DBAB	Buy	387,004,800	8,400,000		4/12/11	—	(278,436)
Euro	UBSW	Sell	3,371,000	4,541,074		4/13/11	378,304	—
Indian Rupee	JPHQ	Buy	1,312,000	28,988		4/13/11	—	(1,284)
Euro	HSBK	Sell	2,037,000	2,780,790		4/14/11	265,315	—
Euro	DBAB	Sell	82,000	111,167		4/15/11	9,905	—
Indian Rupee	JPHQ	Buy	1,288,000	28,458		4/15/11	—	(1,263)
Indian Rupee	JPHQ	Buy	643,000	14,147		4/19/11	—	(574)
Indian Rupee	DBAB	Buy	451,000	9,934		4/19/11	—	(414)
Japanese Yen	UBSW	Sell	271,100,000	2,956,315		4/20/11	—	(40,895)
Japanese Yen	CITI	Sell	271,000,000	2,956,788		4/20/11	—	(39,316)
Euro	DBAB	Sell	693,519	919,909		4/21/11	63,416	—
Chilean Peso	MSCO	Buy	370,140,000	704,680		4/25/11	—	(11,629)
Brazilian Real	DBAB	Buy	122,000	63,140		4/26/11	—	(1,308)

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount[a]		Date	Appreciation	Depreciation

Euro	UBSW	Sell	1,163,000	1,545,453		4/26/11	109,065	—
Indian Rupee	DBAB	Buy	915,000	20,203		4/26/11	—	(895)
Chilean Peso	JPHQ	Buy	110,826,000	210,997		4/27/11	—	(3,504)
Indian Rupee	JPHQ	Buy	130,000	2,868		4/27/11	—	(125)
Chilean Peso	CITI	Buy	178,639,000	342,220		4/28/11	—	(7,779)
Indian Rupee	JPHQ	Buy	647,000	14,276		4/28/11	—	(625)
Norwegian Krone	DBAB	Buy	18,700,000	2,344,592	EUR	4/28/11	—	(42,317)
Poland Zloty	BZWS	Buy	622,000	155,205	EUR	4/28/11	—	(6,177)
Indian Rupee	DBAB	Buy	276,391,000	6,100,000		4/29/11	—	(268,659)
Indian Rupee	JPHQ	Buy	648,000	14,305		4/29/11	—	(633)
Norwegian Krone	MSCO	Buy	8,300,000	1,039,527	EUR	4/29/11	—	(17,459)
Euro	DBAB	Sell	2,646,000	3,408,842		5/09/11	140,328	—
Chilean Peso	DBAB	Buy	101,000,000	190,207		5/10/11	—	(1,215)
Euro	DBAB	Sell	100,000	126,466		5/10/11	2,937	—
Japanese Yen	DBAB	Sell	827,501,000	9,263,417		5/10/11	108,498	—
Japanese Yen	UBSW	Sell	1,237,084,000	13,895,136		5/10/11	208,865	—
Japanese Yen	CITI	Sell	1,237,691,000	13,895,134		5/10/11	202,148	—
Euro	DBAB	Sell	10,095,000	12,836,297		5/11/11	365,987	—
Euro	DBAB	Sell	198,227	243,344		5/20/11	—	(1,550)
Euro	DBAB	Sell	98,050	121,847		5/23/11	708	—
Poland Zloty	MSCO	Buy	9,266,000	2,181,416	EUR	5/24/11	67,257	—
Indian Rupee	DBAB	Buy	1,239,000	26,073		6/01/11	22	—

	Unrealized appreciation (depreciation)						18,361,734	(3,571,344)

	Net unrealized appreciation (depreciation)						$14,790,390

[a]	ln U.S. dollars unless otherwise indicated.

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
At May 31, 2010, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Pay/Receive	Fixed		Notional		Expiration	Unrealized	Unrealized
Counterparty	Floating Rate	Rate	Floating Rate	Amount[a]		Date	Appreciation	Depreciation

CITI	Pay	7.6973%	MXN Interbank Equilibrium Interest Rate	1,400,000	MXN	1/11/19	$1,914	$—
CITI	Pay	7.666%	MXN Interbank Equilibrium Interest Rate	1,800,000	MXN	1/14/19	2,172	—
CITI	Pay	7.835%	MXN Interbank Equilibrium Interest Rate	1,200,000	MXN	1/15/19	2,473	—
CITI	Pay	7.869%	MXN Interbank Equilibrium Interest Rate	1,600,000	MXN	1/16/19	3,563	—
CITI	Pay	8.00%	MXN Interbank Equilibrium Interest Rate	1,130,000	MXN	1/18/19	3,254	—
JPHQ	Pay	8.06%	MXN Interbank Equilibrium Interest Rate	1,800,000	MXN	1/22/19	5,679	—
CITI	Pay	8.07%	MXN Interbank Equilibrium Interest Rate	5,650,000	MXN	1/22/19	18,114	—
JPHQ	Pay	8.17%	MXN Interbank Equilibrium Interest Rate	4,100,000	MXN	11/23/28	6,128	—
JPHQ	Pay	8.3167%	MXN Interbank Equilibrium Interest Rate	2,690,000	MXN	1/09/29	6,640	—
CITI	Pay	9.05%	MXN Interbank Equilibrium Interest Rate	3,250,000	MXN	2/02/29	26,493

Unrealized appreciation (depreciation)							76,430	—

Net unrealized appreciation (depreciation)							$76,430

[a]	ln U.S. Dollars unless otherwise indicated.
At May 31, 2010, the Fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Amount	Delivery Date	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury 10 Year Note	Short	1	$100,000	09/21/10	$—	$(143)

Templeton Income Trust
Templeton Global Total Return Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

ABBREVIATIONS

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
GDP	Gross Domestic Product
FRN	Floating Rate Note
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
ISD	Independent School District
L/C	Letter of Credit
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
PIK	Payment-In-Kind
USD	Unified/Union School District

Counterparty

BOFA	Bank of America N.A.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
DBAB	Deutsche Bank USA, N.A.
FBCO	Credit Suisse International
HSBC	HSBC Bank USA, N.A.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase N.A.
MLCO	Merrill Lynch Capital Services
MSCO	Morgan Stanley and Co. Inc.
UBSW	UBS AG

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount [a]			Value

Bonds 64.7%
Argentina 0.7%
[b,c]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	1,833,000			$604,065

Australia 9.4%
Government of Australia, TB123, 5.75%, 4/15/12	1,340,000		AUD	1,158,863
New South Wales Treasury Corp.,
6.00%, 5/01/12	3,520,000		AUD	3,036,088
senior note, 5.50%, 3/01/17	296,000		AUD	247,964
Queensland Treasury Corp.,
11, 6.00%, 6/14/11	2,375,000		AUD	2,035,013
13, 6.00%, 8/14/13	1,268,000		AUD	1,097,545
17, 6.00%, 9/14/17	100,000		AUD	85,944
[d] 144A, 7.125%, 9/18/17	55,000		NZD	39,747
Western Australia Treasury Corp., 5.50%, 7/17/12	685,000		AUD	585,902

				8,287,066

Brazil 4.0%
Nota Do Tesouro Nacional,
10.00%, 1/01/12	1,665	[e]	BRL	887,872
10.00%, 1/01/17	1,750	[e]	BRL	859,985
[f] Index Linked, 6.00%, 5/15/13	110	[e]	BRL	113,648
[f] Index Linked, 6.00%, 5/15/15	1,615	[e]	BRL	1,650,202

				3,511,707

Canada 0.0%[g]
Province of Manitoba, 6.375%, 9/01/15	10,000		NZD	6,973

Germany 0.9%
KfW Bankengruppe, 4.66%, 1/05/12	4,000,000		NOK	633,259
Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16	1,825,000		MXN	151,069

				784,328

Hungary 1.6%
Government of Hungary,
3.50%, 7/18/16	25,000		EUR	28,975
4.375%, 7/04/17	150,000		EUR	179,976
5.75%, 6/11/18	395,000		EUR	507,519
6.25%, 1/29/20	600,000			607,500
senior note, 3.875%, 2/24/20	55,000		EUR	62,243

				1,386,213

Indonesia 4.9%
Government of Indonesia,
FR31, 11.00%, 11/15/20	418,000,000		IDR	51,855
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	1,159,305
FR35, 12.90%, 6/15/22	1,670,000,000		IDR	228,171
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	128,126
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	610,568
FR43, 10.25%, 7/15/22	95,000,000		IDR	10,985
FR44, 10.00%, 9/15/24	63,000,000		IDR	7,128
FR46, 9.50%, 7/15/23	2,590,000,000		IDR	284,083
FR47, 10.00%, 2/15/28	4,502,000,000		IDR	490,829
FR49, 9.00%, 9/15/13	340,000,000		IDR	37,727
FR52, 10.50%, 8/15/30	7,100,000,000		IDR	799,856
[d] senior bond, 144A, 8.50%, 10/12/35	100,000			123,973
[d] senior bond, 144A, 7.75%, 1/17/38	100,000			114,500
[d] senior note, 144A, 11.625%, 3/04/19	210,000			299,833

				4,346,939

Israel 1.1%
Government of Israel, 2680, 7.00%, 4/29/11	3,435,000		ILS	924,564

Quarterly Statement of Investments     See Notes to Statements of Investments.

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount [a]			Value

Lithuania 2.0%
Government of Lithuania,
[d] 144A, 6.75%, 1/15/15	870,000			$911,325
[d] 144A, 7.375%, 2/11/20	640,000			672,000
[h] Reg S, 7.375%, 2/11/20	190,000			199,500

				1,782,825

Malaysia 4.7%
Government of Malaysia, senior bond,
3.644%, 8/25/10	90,000		MYR	27,658
3.756%, 4/28/11	4,435,000		MYR	1,372,708
3.833%, 9/28/11	8,160,000		MYR	2,535,865
2.711%, 2/14/12	500,000		MYR	152,880
3.718%, 6/15/12	220,000		MYR	68,452
3.814%, 2/15/17	55,000		MYR	16,900

				4,174,463

Mexico 2.5%
Government of Mexico,
MI10, 9.00%, 12/20/12	800	[i]	MXN	6,732
MI10, 8.00%, 12/19/13	2,300	[i]	MXN	19,078
M 10, 8.00%, 12/17/15	25,000	[i]	MXN	207,077
M 20, 8.00%, 12/07/23	53,000	[i]	MXN	423,922
M 20, 10.00%, 12/05/24	34,000	[i]	MXN	318,978
M 20, 7.50%, 6/03/27	117,000	[i]	MXN	881,521
M 30, 10.00%, 11/20/36	40,000	[i]	MXN	377,111

				2,234,419

Norway 1.9%
Government of Norway, 6.00%, 5/16/11	10,470,000		NOK	1,682,082

Poland 5.5%
Government of Poland,
4.25%, 5/24/11	90,000		PLN	27,209
4.75%, 4/25/12	10,140,000		PLN	3,081,835
5.25%, 4/25/13	405,000		PLN	124,021
5.00%, 10/24/13	90,000		PLN	27,269
5.75%, 4/25/14	690,000		PLN	213,352
6.25%, 10/24/15	305,000		PLN	95,880
5.75%, 9/23/22	1,500,000		PLN	448,882
senior note, 6.375%, 7/15/19	440,000			480,495
[j] Strip, 1/25/12	780,000		PLN	219,494
[j] Strip, 7/25/12	535,000		PLN	146,719

				4,865,156

Qatar 0.2%
[d]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	170,000			189,593

Russia 3.0%
Government of Russia,
[d] 144A, 7.50%, 3/31/30	585,120			654,047
[h] senior bond, Reg S, 7.50%, 3/31/30	1,803,200			2,015,617

				2,669,664

South Africa 1.7%
Government of South Africa,
5.25%, 5/16/13	50,000		EUR	65,675
4.50%, 4/05/16	100,000		EUR	126,042
6.875%, 5/27/19	455,000			510,169
5.50%, 3/09/20	560,000			566,300
senior note, 6.50%, 6/02/14	25,000			27,492
senior note, 5.875%, 5/30/22	200,000			204,375

				1,500,053

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount [a]		Value

South Korea 12.8%
Korea Treasury Bond,
0400-1206, 4.00%, 6/10/12	6,629,170,000	KRW	$5,564,389
0425-1212, 4.25%, 12/10/12	446,000,000	KRW	376,946
0475-1112, 4.75%, 12/10/11	1,305,600,000	KRW	1,108,911
0475-1203, 4.75%, 3/10/12	340,000,000	KRW	288,741
0500-1609, 5.00%, 9/10/16	16,000,000	KRW	13,578
0525-1209, 5.25%, 9/10/12	816,000,000	KRW	703,433
0525-1303, 5.25%, 3/10/13	2,524,750,000	KRW	2,185,528
0550-1106, 5.50%, 6/10/11	585,930,000	KRW	500,357
0575-1309, 5.75%, 9/10/13	220,000,000	KRW	193,327
senior note, 7.125%, 4/16/19	260,000		307,291

			11,242,501

Sri Lanka 0.9%
Government of Sri Lanka, A,
12.00%, 7/15/11	2,240,000	LKR	20,240
8.50%, 1/15/13	13,400,000	LKR	114,720
13.50%, 2/01/13	13,100,000	LKR	125,459
11.25%, 7/15/14	34,600,000	LKR	318,179
11.00%, 8/01/15	26,300,000	LKR	240,480

			819,078

[k]Supranational 1.1%
Corporacion Andina De Fomento, 8.125%, 6/04/19	240,000		293,567
European Investment Bank, senior note, 5.375%, 7/16/12	3,900,000	NOK	637,967

			931,534

Sweden 3.3%
Government of Sweden, 5.25%, 3/15/11	21,585,000	SEK	2,856,231

United Arab Emirates 0.2%
[d]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	170,000		192,698

Venezuela 1.7%
Government of Venezuela,
10.75%, 9/19/13	305,000		264,404
[h] senior bond, Reg S, 5.375%, 8/07/10	165,000		163,144
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	1,240,000		1,070,663

			1,498,211

Vietnam 0.6%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	535,000		549,713

Total Bonds (Cost $56,314,180)			57,040,076

Short Term Investments 31.1%
Foreign Government and Agency Securities 8.7%
Egypt 4.4%
[j]Egypt Treasury Bill,
8/03/10 — 4/12/11	17,825,000	EGP	2,955,624
2/08/11	5,825,000	EGP	958,657

			3,914,281

Israel 3.2%
[j]Israel Treasury Bill,
1/05/11	5,460,000	ILS	1,392,821
10/06/10 — 4/06/11	5,720,000	ILS	1,455,789

			2,848,610

Malaysia 1.1%
[j]Malaysia Treasury Bill, 7/22/10 — 1/06/11	3,110,000	MYR	947,916

Total Foreign Government and Agency Securities (Cost $7,934,782)			7,710,807

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Shares
Money Market Funds (Cost $19,716,448) 22.4%
United States 22.4%
[l] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	19,716,448	$19,716,448

Total Investments (Cost $83,965,410) 95.8%		84,467,331
Other Assets, less Liabilities 4.2%		3,683,125

Net Assets 100.0%		$88,150,456

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[b]	The coupon rate shown represents the rate at period end.

[c]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[d]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $3,747,429, representing 4.25% of net assets.

[e]	Principal amount is stated in 1,000 Brazilian Real Units.

[f]	Redemption price at maturity is adjusted for inflation.

[g]	Rounds to less than 0.1% of net assets.

[h]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $2,378,261, representing 2.70% of net assets.

[i]	Principal amount is stated in 100 Mexican Peso Units.

[j]	The security is traded on a discount basis with no stated coupon rate.

[k]	A supranational organization is an entity formed by two or more central governments through international treaties.

[l]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
At May 31, 2010, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Indian Rupee	DBAB	Sell	3,003,000	64,525		6/01/10	$—	$(237)
Indian Rupee	DBAB	Buy	3,003,000	61,187		6/01/10	3,575	—
New Zealand Dollar	UBSW	Buy	175,451	124,158		6/01/10	—	(4,904)
New Zealand Dollar	DBAB	Buy	174,395	119,896		6/01/10	—	(1,360)
New Zealand Dollar	CITI	Buy	99,257	68,279		6/01/10	—	(814)
New Zealand Dollar	DBAB	Sell	174,395	121,813		6/01/10	3,277	—
New Zealand Dollar	CITI	Sell	99,257	69,220		6/01/10	1,755	—
New Zealand Dollar	UBSW	Sell	175,451	122,567		6/01/10	3,312	—
Indian Rupee	HSBC	Buy	89,000	1,835		6/02/10	84	—
New Zealand Dollar	BZWS	Buy	145,433	99,931		6/02/10	—	(1,088)
New Zealand Dollar	DBAB	Buy	75,222	51,700		6/02/10	—	(575)
New Zealand Dollar	BZWS	Sell	145,433	102,426		6/02/10	3,582	—
New Zealand Dollar	FBCO	Sell	24,823	17,501		6/02/10	629	—
New Zealand Dollar	DBAB	Sell	75,222	53,080		6/02/10	1,956	—
Indian Rupee	HSBC	Buy	441,000	9,188		6/03/10	321	—
Indian Rupee	HSBC	Buy	2,941,000	61,194		6/04/10	2,210	—
Poland Zloty	DBAB	Buy	259,000	56,934	EUR	6/04/10	8,052	—
Indian Rupee	DBAB	Buy	1,470,000	30,587		6/07/10	1,094	—
Poland Zloty	DBAB	Buy	245,000	53,373	EUR	6/07/10	8,195	—
Indian Rupee	HSBC	Buy	590,000	12,228		6/08/10	486	—
Indian Rupee	DBAB	Buy	742,000	15,394		6/08/10	595	—
Poland Zloty	CITI	Buy	98,000	21,278	EUR	6/08/10	3,364	—
Mexican Peso	DBAB	Sell	1,448,433	103,841		6/09/10	—	(8,089)
New Zealand Dollar	BZWS	Sell	145,433	102,365		6/09/10	3,571	—
Indian Rupee	DBAB	Buy	599,000	12,312		6/10/10	593	—
Indian Rupee	HSBC	Buy	600,000	12,308		6/11/10	618	—
Indian Rupee	BZWS	Buy	895,000	18,454		6/11/10	827	—
Indian Rupee	DBAB	Buy	1,499,000	30,774		6/16/10	1,500	—
Indian Rupee	DBAB	Buy	1,365,000	27,688		6/21/10	1,686	—
Indian Rupee	JPHQ	Buy	1,388,000	28,154		6/22/10	1,711	—
Swedish Krona	CITI	Buy	4,902,115	447,000	EUR	6/22/10	77,419	—
Indian Rupee	DBAB	Buy	2,100,000	42,224		6/24/10	2,951	—
Indian Rupee	HSBC	Buy	1,410,000	28,144		6/25/10	2,185	—
Swedish Krona	UBSW	Buy	962,000	86,489	EUR	6/28/10	16,709	—
Swedish Krona	UBSW	Buy	699,000	63,081	EUR	6/29/10	11,850	—
Chilean Peso	DBAB	Buy	226,696,000	430,000		7/02/10	—	(2,476)
Indian Rupee	DBAB	Buy	21,061,400	430,000		7/06/10	22,525	—
Indian Rupee	JPHQ	Buy	1,395,000	28,142		7/09/10	1,823	—
Indian Rupee	DBAB	Buy	1,394,000	28,145		7/09/10	1,799	—
Malaysian Ringgit	DBAB	Buy	124,120	34,911		7/09/10	3,078	—
Indian Rupee	DBAB	Buy	704,000	14,066		7/12/10	1,052	—
Indian Rupee	JPHQ	Buy	847,000	16,887		7/12/10	1,302	—
Malaysian Ringgit	DBAB	Buy	157,210	44,063		7/12/10	4,047	—
Malaysian Ringgit	JPHQ	Buy	53,000	14,765		7/13/10	1,453	—

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Malaysian Ringgit	DBAB	Buy	1,514,460	428,055		7/30/10	34,976	—
New Zealand Dollar	DBAB	Buy	291,211	209,031		7/30/10	—	(11,906)
New Zealand Dollar	DBAB	Sell	291,211	187,394		7/30/10	—	(9,731)
South Korean Won	DBAB	Buy	1,081,200,000	869,132		7/30/10	29,565	—
New Zealand Dollar	DBAB	Buy	290,103	208,178		8/03/10	—	(11,857)
New Zealand Dollar	DBAB	Sell	290,103	186,348		8/03/10	—	(9,973)
New Zealand Dollar	BZWS	Buy	113,563	80,914		8/03/10	—	(4,063)
New Zealand Dollar	BZWS	Sell	113,563	72,908		8/03/10	—	(3,944)
New Zealand Dollar	DBAB	Buy	114,936	82,467		8/04/10	—	(4,692)
New Zealand Dollar	DBAB	Sell	114,936	73,433		8/04/10	—	(4,342)
New Zealand Dollar	BZWS	Sell	57,220	36,735		8/04/10	—	(1,984)
New Zealand Dollar	HSBC	Sell	656,000	424,301		8/05/10	—	(19,570)
New Zealand Dollar	CITI	Sell	288,096	188,134		8/05/10	—	(6,801)
New Zealand Dollar	DBAB	Buy	85,464	60,320		8/05/10	—	(2,493)
New Zealand Dollar	DBAB	Sell	85,464	55,705		8/05/10	—	(2,122)
New Zealand Dollar	CITI	Sell	112,825	73,733		8/06/10	—	(2,603)
New Zealand Dollar	FBCO	Sell	56,308	36,671		8/06/10	—	(1,427)
New Zealand Dollar	DBAB	Buy	111,828	80,214		8/09/10	—	(4,569)
New Zealand Dollar	FBCO	Sell	235,056	154,549		8/09/10	—	(4,453)
New Zealand Dollar	CITI	Sell	111,326	73,192		8/09/10	—	(2,113)
New Zealand Dollar	DBAB	Sell	111,828	73,560		8/09/10	—	(2,085)
New Zealand Dollar	FBCO	Sell	110,249	73,220		8/11/10	—	(1,347)
New Zealand Dollar	DBAB	Sell	229,511	149,564		8/12/10	—	(5,655)
New Zealand Dollar	DBAB	Buy	126,000	90,355		8/12/10	—	(5,141)
New Zealand Dollar	DBAB	Sell	58,000	37,648		8/13/10	—	(1,575)
New Zealand Dollar	DBAB	Sell	62,000	40,926		8/16/10	—	(993)
Brazilian Real	DBAB	Buy	109,000	5,293,803	JPY	8/17/10	636	—
Japanese Yen	UBSW	Sell	15,167,000	159,895		8/17/10	—	(6,641)
New Israeli Shekel	CITI	Buy	414,000	109,252		8/17/10	—	(2,466)
Brazilian Real	DBAB	Buy	81,000	3,900,150	JPY	8/18/10	831	—
Japanese Yen	JPHQ	Sell	7,537,000	79,951		8/18/10	—	(2,808)
Brazilian Real	DBAB	Buy	121,000	5,687,726	JPY	8/19/10	2,743	—
Japanese Yen	HSBC	Sell	7,502,000	79,741		8/19/10	—	(2,635)
New Israeli Shekel	CITI	Buy	414,000	109,070		8/19/10	—	(2,284)
New Israeli Shekel	DBAB	Buy	41,000	10,801		8/19/10	—	(225)
Euro	UBSW	Sell	170,000	239,641		8/20/10	30,263	—
Japanese Yen	DBAB	Sell	7,530,000	79,735		8/20/10	—	(2,950)
Japanese Yen	BZWS	Sell	7,521,000	79,859		8/20/10	—	(2,727)
New Israeli Shekel	CITI	Buy	158,900	41,574		8/20/10	—	(588)
Euro	UBSW	Sell	170,000	240,458		8/23/10	31,073	—
Japanese Yen	CITI	Sell	15,026,000	159,711		8/23/10	—	(5,295)
Japanese Yen	FBCO	Sell	14,916,000	159,713		8/23/10	—	(4,085)
New Israeli Shekel	CITI	Buy	271,200	71,121		8/23/10	—	(1,169)
Japanese Yen	JPHQ	Sell	14,994,000	159,710		8/24/10	—	(4,947)
Japanese Yen	BZWS	Sell	14,944,000	159,709		8/24/10	—	(4,399)
New Zealand Dollar	FBCO	Sell	101,146	66,694		8/24/10	—	(1,654)
Japanese Yen	DBAB	Sell	7,432,000	79,854		8/25/10	—	(1,762)
New Zealand Dollar	DBAB	Buy	85,000	58,663		8/27/10	—	(1,237)

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

New Zealand Dollar	DBAB	Sell	101,000	67,519		8/27/10	—	(717)
Swedish Krona	DBAB	Buy	11,117,000	1,096,351	EUR	8/30/10	73,554	—
Brazilian Real	DBAB	Buy	81,000	3,784,563	JPY	8/31/10	1,944	—
Japanese Yen	JPHQ	Sell	7,449,000	79,856		9/01/10	—	(1,959)
Brazilian Real	DBAB	Buy	121,000	5,594,677	JPY	9/02/10	3,517	—
Japanese Yen	HSBC	Sell	7,370,000	79,846		9/02/10	—	(1,103)
Euro	BZWS	Sell	170,000	242,148		9/07/10	32,728	—
Japanese Yen	HSBC	Sell	11,101,000	119,780		9/09/10	—	(2,168)
Japanese Yen	HSBC	Sell	11,063,000	119,781		9/10/10	—	(1,753)
Japanese Yen	DBAB	Sell	12,835,000	139,821		9/10/10	—	(1,180)
Japanese Yen	UBSW	Sell	10,661,000	116,509		9/13/10	—	(617)
Brazilian Real	DBAB	Buy	182,000	8,486,168	JPY	9/15/10	4,184	—
Japanese Yen	HSBC	Sell	8,482,000	93,207		9/15/10	16	—
Japanese Yen	BZWS	Sell	8,389,000	93,216		9/15/10	1,047	—
Japanese Yen	UBSW	Sell	12,634,000	139,817		9/15/10	1,008	—
Japanese Yen	HSBC	Sell	12,582,000	139,816		9/16/10	1,575	—
Japanese Yen	DBAB	Sell	4,218,000	46,608		9/16/10	264	—
Euro	BZWS	Sell	19,300	28,416		9/20/10	4,638	—
Japanese Yen	JPHQ	Sell	8,436,000	93,215		9/21/10	517	—
Japanese Yen	HSBC	Sell	4,182,000	46,601		9/21/10	647	—
Euro	UBSW	Sell	125,681	184,277		9/23/10	29,429	—
Euro	JPHQ	Sell	55,232	81,777		9/24/10	13,726	—
Indian Rupee	HSBC	Buy	3,936,000	79,894		9/24/10	4,161	—
Indian Rupee	DBAB	Buy	7,870,000	159,797		9/24/10	8,271	—
Japanese Yen	JPHQ	Sell	10,532,000	116,382		9/24/10	643	—
Swedish Krona	UBSW	Buy	1,881,000	186,876	EUR	9/24/10	10,732	—
Indian Rupee	JPHQ	Buy	3,908,000	79,886		9/27/10	3,556	—
Indian Rupee	DBAB	Buy	9,760,000	199,742		9/27/10	8,648	—
Japanese Yen	JPHQ	Sell	1,047,000	11,635		9/27/10	128	—
Malaysian Ringgit	JPHQ	Buy	404,752	116,509		9/27/10	6,908	—
Swedish Krona	UBSW	Buy	1,879,000	186,855	EUR	9/27/10	10,499	—
Japanese Yen	JPHQ	Sell	2,502,000	27,803		9/28/10	305	—
Swedish Krona	DBAB	Buy	929,000	92,161	EUR	9/28/10	5,465	—
Indian Rupee	DBAB	Buy	7,850,000	159,780		9/29/10	7,807	—
Indian Rupee	JPHQ	Buy	9,008,000	183,755		9/29/10	8,553	—
Japanese Yen	JPHQ	Sell	4,170,000	46,338		9/29/10	508	—
Euro	UBSW	Sell	430,000	628,402		10/04/10	98,552	—
Euro	DBAB	Sell	780,000	1,141,085		10/04/10	179,962	—
Philippine Peso	HSBC	Buy	6,113,000	126,367		10/04/10	4,096	—
Philippine Peso	DBAB	Buy	7,621,000	157,961		10/04/10	4,686	—
Philippine Peso	HSBC	Buy	9,114,000	189,556		10/05/10	4,935	—
Philippine Peso	DBAB	Buy	9,112,000	189,561		10/05/10	4,888	—
Euro	UBSW	Sell	195,000	283,277		10/06/10	42,991	—
Philippine Peso	JPHQ	Buy	2,407,000	50,546		10/06/10	814	—
Philippine Peso	DBAB	Buy	7,480,000	157,966		10/07/10	1,625	—
Euro	UBSW	Sell	193,000	283,469		10/08/10	45,643	—
Philippine Peso	DBAB	Buy	5,986,000	126,383		10/08/10	1,320	—
Philippine Peso	HSBC	Buy	5,997,000	126,376		10/08/10	1,562	—

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Philippine Peso	JPHQ	Buy	2,986,000	63,181		10/08/10	521	—
Philippine Peso	CITI	Buy	2,994,000	63,186		10/08/10	687	—
Malaysian Ringgit	DBAB	Buy	157,442	45,683		10/12/10	2,292	—
Philippine Peso	DBAB	Buy	1,782,000	37,907		10/12/10	95	—
Malaysian Ringgit	DBAB	Buy	67,946	20,006		10/13/10	697	—
Philippine Peso	JPHQ	Buy	5,317,000	113,733		10/13/10	—	(357)
Philippine Peso	JPHQ	Buy	5,069,000	107,851		10/13/10	237	—
Philippine Peso	HSBC	Buy	2,972,000	63,194		10/13/10	179	—
Chinese Yuan	HSBC	Buy	472,423	47,974	EUR	10/15/10	10,328	—
Philippine Peso	JPHQ	Buy	644,000	13,731		10/15/10	—	(2)
Chinese Yuan	HSBC	Buy	474,727	48,062	EUR	10/18/10	10,564	—
Philippine Peso	JPHQ	Buy	2,137,000	45,740		10/18/10	—	(194)
Chinese Yuan	HSBC	Buy	636,308	64,236	EUR	10/19/10	14,388	—
Philippine Peso	DBAB	Buy	1,077,000	22,876		10/19/10	76	—
Chinese Yuan	HSBC	Buy	393,000	59,559		10/21/10	—	(1,775)
Philippine Peso	JPHQ	Buy	2,161,000	45,735		10/21/10	309	—
Philippine Peso	DBAB	Buy	4,305,000	91,498		10/21/10	227	—
Chinese Yuan	HSBC	Buy	568,068	86,283		10/25/10	—	(2,746)
Philippine Peso	HSBC	Buy	6,664,000	139,853		10/25/10	2,081	—
Philippine Peso	DBAB	Buy	4,438,000	93,235		10/25/10	1,288	—
Philippine Peso	JPHQ	Buy	2,220,000	46,609		10/25/10	674	—
Chinese Yuan	HSBC	Buy	968,175	146,644		10/26/10	—	(4,264)
Euro	BZWS	Sell	152,000	227,407		10/26/10	40,071	—
Euro	DBAB	Sell	306,000	451,962		10/26/10	74,824	—
Indian Rupee	HSBC	Buy	5,734,000	120,614		10/26/10	1,586	—
Indian Rupee	DBAB	Buy	17,184,000	361,860		10/26/10	4,356	—
Philippine Peso	HSBC	Buy	5,763,000	121,216		10/26/10	1,515	—
Chinese Yuan	HSBC	Buy	578,604	87,462		10/27/10	—	(2,369)
Euro	UBSW	Sell	289,000	432,792		10/27/10	76,603	—
Indian Rupee	HSBC	Buy	8,542,000	180,929		10/27/10	1,102	—
Philippine Peso	DBAB	Buy	1,781,000	37,291		10/28/10	631	—
Euro	DBAB	Sell	39,000	57,607		11/02/10	9,537	—
Euro	DBAB	Sell	148,000	217,590		11/03/10	35,169	—
Euro	DBAB	Sell	113,000	165,686		11/05/10	26,403	—
Japanese Yen	CITI	Sell	34,542,911	381,764		11/08/10	1,757	—
Japanese Yen	BZWS	Sell	33,933,000	378,896		11/10/10	5,581	—
Japanese Yen	UBSW	Sell	34,402,400	384,260		11/12/10	5,763	—
Japanese Yen	BZWS	Sell	44,512,000	496,758		11/12/10	7,035	—
Japanese Yen	DBAB	Sell	23,793,000	265,621		11/15/10	3,830	—
Japanese Yen	JPHQ	Sell	11,881,000	132,808		11/16/10	2,080	—
Japanese Yen	BZWS	Sell	5,730,000	63,777		11/16/10	729	—
Japanese Yen	HSBC	Sell	6,209,000	69,066		11/17/10	747	—
Japanese Yen	UBSW	Sell	9,491,000	106,247		11/17/10	1,814	—
Japanese Yen	BZWS	Sell	23,724,000	265,628		11/17/10	4,584	—
Chinese Yuan	JPHQ	Buy	17,500,000	2,654,532		11/18/10	—	(78,900)
Euro	UBSW	Sell	151,344	226,077		11/18/10	39,507	—
Euro	DBAB	Sell	59,619	88,593		11/18/10	15,098	—
Japanese Yen	BZWS	Sell	33,082,000	371,870		11/18/10	7,848	—

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Malaysian Ringgit	JPHQ	Buy	8,405,000	2,500,000		11/18/10	56,903	—
Malaysian Ringgit	DBAB	Buy	3,100,000	920,428		11/18/10	22,630	—
Euro	DBAB	Sell	21,877	32,782		11/29/10	5,811	—
Japanese Yen	BZWS	Sell	37,381,000	424,998		11/29/10	13,559	—
Japanese Yen	CITI	Sell	9,278,000	106,247		11/29/10	4,127	—
Japanese Yen	BOFA	Sell	25,656,000	289,530		11/29/10	7,144	—
Norwegian Krone	UBSW	Buy	2,184,000	255,430	EUR	11/29/10	20,209	—
Swedish Krona	BZWS	Buy	446,080	43,127	EUR	11/30/10	3,998	—
Japanese Yen	DBAB	Sell	23,005,000	265,625		12/01/10	12,403	—
Norwegian Krone	UBSW	Buy	710,000	82,319	EUR	12/01/10	7,446	—
Mexican Peso	CITI	Sell	884,000	65,091		12/02/10	—	(1,936)
Chilean Peso	DBAB	Buy	19,120,000	38,568		12/06/10	—	(2,581)
Chilean Peso	MLCO	Buy	14,530,000	29,354		12/06/10	—	(2,005)
Chinese Yuan	HSBC	Buy	210,000	31,708		12/06/10	—	(779)
Chinese Yuan	HSBC	Buy	265,000	26,629	EUR	12/06/10	6,196	—
Malaysian Ringgit	JPHQ	Buy	315,576	93,063		12/06/10	2,873	—
Chilean Peso	MLCO	Buy	21,860,000	44,073		12/07/10	—	(2,930)
Euro	UBSW	Sell	4,392	6,607		12/07/10	1,192	—
Chinese Yuan	JPHQ	Buy	157,553	23,692		12/13/10	—	(481)
Chinese Yuan	HSBC	Buy	316,001	47,526		12/14/10	—	(970)
Chinese Yuan	HSBC	Buy	317,225	47,735		12/15/10	—	(997)
Malaysian Ringgit	JPHQ	Buy	187,321	54,917		12/16/10	2,011	—
Malaysian Ringgit	JPHQ	Buy	66,286	19,439		12/17/10	705	—
Malaysian Ringgit	JPHQ	Buy	79,321	23,159		12/21/10	943	—
Malaysian Ringgit	HSBC	Buy	51,503	14,974		12/23/10	675	—
Japanese Yen	CITI	Sell	18,818,061	206,111		12/28/10	—	(1,189)
Japanese Yen	JPHQ	Sell	18,778,488	206,111		12/28/10	—	(753)
Japanese Yen	BZWS	Sell	18,748,705	206,111		12/28/10	—	(425)
Malaysian Ringgit	HSBC	Buy	58,271	16,918		12/28/10	784	—
Chilean Peso	DBAB	Buy	276,100,000	550,000		1/04/11	—	(30,831)
Euro	DBAB	Sell	196,400	282,934		1/04/11	40,691	—
Indian Rupee	JPHQ	Buy	52,272,000	1,100,000		1/04/11	9,505	—
Norwegian Krone	DBAB	Buy	19,050,000	2,250,443	EUR	1/04/11	143,425	—
Philippine Peso	JPHQ	Buy	51,942,000	1,100,000		1/04/11	—	(1,060)
Poland Zloty	DBAB	Buy	6,320,000	1,501,188	EUR	1/04/11	38,186	—
Swedish Krona	DBAB	Buy	15,800,000	1,536,068	EUR	1/04/11	130,320	—
Chilean Peso	MLCO	Buy	46,917,000	94,686		1/07/11	—	(6,474)
Chilean Peso	DBAB	Buy	27,470,000	55,094		1/07/11	—	(3,446)
Japanese Yen	BZWS	Sell	15,680,000	172,095		1/07/11	—	(688)
Japanese Yen	CITI	Sell	7,840,000	86,039		1/07/11	—	(353)
Japanese Yen	UBSW	Sell	7,840,000	86,055		1/07/11	—	(337)
Malaysian Ringgit	DBAB	Buy	157,442	46,429		1/07/11	1,384	—
Chilean Peso	DBAB	Buy	38,600,000	78,808		1/10/11	—	(6,240)
Euro	UBSW	Sell	80,000	114,388		1/11/11	15,706	—
Euro	DBAB	Sell	86,000	122,921		1/11/11	16,838	—
Japanese Yen	HSBC	Sell	7,870,000	86,011		1/11/11	—	(721)
Japanese Yen	DBAB	Sell	7,860,000	85,993		1/11/11	—	(629)
Euro	UBSW	Sell	75,162	109,074		1/13/11	16,358	—

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Euro	CITI	Sell	32,570	47,148		1/13/11	6,971	—
Euro	JPHQ	Sell	22,549	32,640		1/13/11	4, 825	—
Japanese Yen	HSBC	Sell	20,830,000	227,114		1/13/11	—	(2,459)
Philippine Peso	JPHQ	Buy	19,456,000	418,348		1/13/11	—	(7,054)
Euro	BZWS	Sell	40,087	58,166		1/14/11	8,716	—
Japanese Yen	BZWS	Sell	20,680,000	227,187		1/14/11	—	(740)
Japanese Yen	UBSW	Sell	16,450,000	181,757		1/14/11	452	—
Philippine Peso	HSBC	Buy	3,120,000	66,709		1/14/11	—	(760)
Euro	DBAB	Sell	105,000	151,890		1/18/11	22,360	—
Philippine Peso	HSBC	Buy	2,981,000	63,859		1/18/11	—	(870)
Philippine Peso	DBAB	Buy	1,700,000	36,520		1/18/11	—	(599)
Euro	CITI	Sell	48,798	70,080		1/19/11	9,881	—
Euro	BZWS	Sell	32,570	46,717		1/19/11	6,537	—
Philippine Peso	JPHQ	Buy	4,246,000	91,106		1/19/11	—	(1,396)
Philippine Peso	DBAB	Buy	1,064,000	22,769		1/19/11	—	(289)
Euro	DBAB	Sell	81,000	113,599		1/25/11	13,668	—
Euro	UBSW	Sell	57,624	81,077		1/25/11	9,985	—
Brazilian Real	DBAB	Buy	448,000	20,401,337	JPY	1/26/11	7,365	—
Japanese Yen	BZWS	Sell	37,960,000	422,659		1/26/11	4,132	—
Japanese Yen	UBSW	Sell	33,200,000	369,702		1/26/11	3,656	—
Japanese Yen	DBAB	Sell	9,460,000	105,616		1/26/11	1,315	—
Brazilian Real	HSBC	Buy	167,000	7,629,855	JPY	1/27/11	2,447	—
Euro	CITI	Sell	111,900	157,975		1/27/11	19,918	—
Japanese Yen	HSBC	Sell	32,643,000	363,455		1/27/11	3,539	—
Chilean Peso	JPHQ	Buy	81,300,000	160,368		1/28/11	—	(7,616)
Euro	BZWS	Sell	370,000	520,105		1/28/11	63,611	—
New Zealand Dollar	DBAB	Sell	667,187	457,849		1/28/11	12,530	—
New Zealand Dollar	UBSW	Sell	117,412	80,295		1/28/11	1,927	—
Norwegian Krone	UBSW	Buy	3,808,000	454,676	EUR	1/28/11	22,032	—
Swedish Krona	UBSW	Buy	4,650,000	454,692	EUR	1/28/11	34,963	—
Chilean Peso	JPHQ	Buy	117,000,000	227,419		1/31/11	—	(7,613)
Chilean Peso	DBAB	Buy	118,000,000	228,218		1/31/11	—	(6,533)
Euro	UBSW	Sell	86,000	120,426		1/31/11	14,318	—
Euro	DBAB	Sell	516,000	723,148		1/31/11	86,502	—
Euro	BZWS	Sell	90,000	126,135		1/31/11	15,092	—
Chilean Peso	DBAB	Buy	68,600,000	132,165		2/02/11	—	(3,296)
Chilean Peso	MLCO	Buy	66,200,000	127,148		2/02/11	—	(2,788)
Brazilian Real	HSBC	Buy	1,289,100	644,080		2/03/11	23,035	—
Chilean Peso	DBAB	Buy	33,200,000	63,425		2/03/11	—	(1,059)
Brazilian Real	DBAB	Buy	1,263,424	640,000		2/04/11	13,666	—
Euro	DBAB	Sell	462,000	643,705		2/04/11	73,657	—
New Zealand Dollar	DBAB	Sell	186,524	127,918		2/04/11	3,494	—
Chilean Peso	DBAB	Buy	27,740,000	52,182		2/07/11	—	(80)
Australian Dollar	UBSW	Buy	392,548	327,000		2/08/11	—	(4,752)
Australian Dollar	MSCO	Buy	392,656	327,000		2/08/11	—	(4,663)
Chilean Peso	DBAB	Buy	47,200,000	87,570		2/08/11	1,081	—
Chilean Peso	BZWS	Buy	31,600,000	58,297		2/08/11	1,053	—
Chilean Peso	JPHQ	Buy	31,400,000	58,309		2/08/11	666	—

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract		Settlement
Currency	Counterparty	Type	Quanity	amount		date	Appreciation	Depreciation

Euro	UBSW	Sell	152,000	208,673		2/08/11	21,116	—
Euro	CITI	Sell	203,000	278,586		2/08/11	28, 099	—
Norwegian Krone	UBSW	Buy	892,800	107,136	EUR	2/08/11	4,430	—
Australian Dollar	DBAB	Buy	124,000	9,196,336	JPY	2/09/11	346	—
Australian Dollar	CITI	Buy	124,000	9,177,612	JPY	2/09/11	553	—
Australian Dollar	BZWS	Buy	124,000	9,154,920	JPY	2/09/11	803	—
Chilean Peso	BZWS	Buy	65,200,000	121,472		2/09/11	982	—
Chilean Peso	MLCO	Buy	32,900,000	61,353		2/09/11	437	—
Euro	DBAB	Sell	114,000	155,724		2/09/11	15,055	—
Euro	HSBC	Sell	152,000	207,875		2/09/11	20,316	—
Euro	BZWS	Sell	203,000	277,029		2/09/11	26,539	—
Norwegian Krone	UBSW	Buy	1,247,800	149,985	EUR	2/09/11	5,876	—
Norwegian Krone	DBAB	Buy	1,783,000	214,285	EUR	2/09/11	8,434	—
Chilean Peso	MLCO	Buy	18,700,000	34,807		2/10/11	313	—
Chilean Peso	DBAB	Buy	18,700,000	34,807		2/10/11	313	—
Euro	DBAB	Sell	51,000	69,732		2/10/11	6,801	—
Euro	BZWS	Sell	290,000	396,077		2/10/11	38,230	—
Japanese Yen	MSCO	Sell	49,397,000	555,255		2/10/11	10,388	—
South Korean Won	HSBC	Buy	206,000,000	15,498,043	JPY	2/10/11	409	—
Chilean Peso	BZWS	Buy	18,700,000	34,870		2/11/11	248	—
Euro	UBSW	Sell	327,000	448,612		2/11/11	45,103	—
Chilean Peso	DBAB	Buy	18,500,000	34,873		2/14/11	—	(133)
Euro	DBAB	Sell	118,000	161,772		2/14/11	16,158	—
Malaysian Ringgit	DBAB	Buy	272,835	79,025		2/14/11	3,731	—
New Zealand Dollar	HSBC	Sell	20,321	13,674		2/14/11	130	—
South Korean Won	HSBC	Buy	121,000,000	103,676		2/14/11	—	(3,023)
South Korean Won	DBAB	Buy	61,000,000	4,634,554	JPY	2/14/11	—	(385)
South Korean Won	JPHQ	Buy	71,000,000	5,378,787	JPY	2/14/11	—	(276)
Chilean Peso	MSCO	Buy	36,800,000	69,572		2/16/11	—	(473)
Euro	JPHQ	Sell	194,000	263,956		2/16/11	24,552	—
Euro	UBSW	Sell	194,000	263,821		2/16/11	24,416	—
South Korean Won	JPHQ	Buy	41,000,000	3,138,635	JPY	2/16/11	—	(521)
Malaysian Ringgit	HSBC	Buy	69,000	20,057		2/17/11	870	—
Chilean Peso	JPHQ	Buy	18,900,000	36,069		2/18/11	—	(583)
Chilean Peso	DBAB	Buy	9,500,000	18,164		2/18/11	—	(328)
Euro	DBAB	Sell	198,000	272,040		2/18/11	27,694	—
Euro	UBSW	Sell	198,000	272,014		2/18/11	27,668	—
Chilean Peso	MSCO	Buy	99,000,000	188,707		2/22/11	—	(2,854)
Chilean Peso	JPHQ	Buy	32,200,000	61,550		2/22/11	—	(1,101)
Chilean Peso	DBAB	Buy	18,900,000	36,176		2/22/11	—	(695)
Japanese Yen	HSBK	Sell	32,060,000	356,567		2/22/11	2,807	—
Japanese Yen	JPHQ	Sell	32,100,000	356,746		2/22/11	2,545	—
Chilean Peso	MLCO	Buy	19,100,000	36,212		2/23/11	—	(357)
Chilean Peso	MSCO	Buy	18,900,000	36,089		2/24/11	—	(611)
Chilean Peso	MSCO	Buy	40,460,000	77,382		2/25/11	—	(1,434)
Chilean Peso	DBAB	Buy	28,400,000	54,323		2/25/11	—	(1,013)
Malaysian Ringgit	JPHQ	Buy	900,000	263,605		2/25/11	9,288	—
Chilean Peso	JPHQ	Buy	18,000,000	34,221		2/28/11	—	(437)

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract	Settlement
Currency	Counterparty	Type	Quanity	amount	date	Appreciation	Depreciation

Chilean Peso	MSCO	Buy	22,000,000	41,945	3/01/11	—	(655)
Chilean Peso	MLCO	Buy	9,400,000	17,929	3/01/11	—	(287)
Japanese Yen	HSBK	Sell	33,100,000	370,673	3/01/11	5,355	—
Japanese Yen	JPHQ	Sell	33,100,000	370,462	3/01/11	5,144	—
Japanese Yen	UBSW	Sell	36,900,000	414,802	3/01/11	7,545	—
Chilean Peso	DBAB	Buy	5,500,000	10,526	3/02/11	—	(204)
Euro	UBSW	Sell	268,000	367,096	3/07/11	36,297	—
Euro	BOFA	Sell	202,000	276,389	3/07/11	27,055	—
Euro	HSBK	Sell	71,000	97,156	3/08/11	9,518	—
Chilean Peso	DBAB	Buy	91,511,875	181,301	3/10/11	—	(9,618)
Chilean Peso	MSCO	Buy	8,800,000	16,997	3/15/11	—	(491)
Euro	DBAB	Sell	516,000	709,074	3/16/11	72,094	—
Indian Rupee	JPHQ	Buy	5,450,000	117,609	3/16/11	—	(2,357)
Euro	DBAB	Sell	47,000	64,162	3/17/11	6,142	—
Japanese Yen	UBSW	Sell	13,490,000	150,004	3/18/11	1,031	—
Japanese Yen	CITI	Sell	16,634,000	184,682	3/18/11	989	—
Japanese Yen	MSCO	Sell	10,000,000	110,985	3/18/11	553	—
Chilean Peso	JPHQ	Buy	19,100,000	37,008	3/21/11	—	(1,192)
Euro	DBAB	Sell	114,000	156,593	3/21/11	15,856	—
Euro	DBAB	Sell	122,000	166,562	3/22/11	15,947	—
Japanese Yen	BOFA	Sell	13,651,450	151,708	3/22/11	931	—
New Israeli Shekel	MSCO	Buy	248,363	66,144	3/29/11	—	(2,125)
New Israeli Shekel	MSCO	Buy	150,857	40,237	3/31/11	—	(1,352)
Euro	DBAB	Sell	330,000	445,939	4/07/11	38,459	—
Euro	HSBK	Sell	396,000	535,166	4/07/11	46,189	—
Euro	UBSW	Sell	198,000	267,478	4/07/11	22,989	—
Indian Rupee	DBAB	Buy	2,207,000	48,628	4/11/11	—	(2,021)
Indian Rupee	DBAB	Buy	4,732,000	104,252	4/12/11	—	(4,326)
Euro	UBSW	Sell	450,000	606,195	4/13/11	50,499	—
Indian Rupee	JPHQ	Buy	3,179,000	70,239	4/13/11	—	(3,111)
Euro	HSBK	Sell	281,000	383,604	4/14/11	36,599	—
Indian Rupee	JPHQ	Buy	3,120,000	68,935	4/15/11	—	(3,060)
Indian Rupee	JPHQ	Buy	1,559,000	34,301	4/19/11	—	(1,392)
Indian Rupee	DBAB	Buy	1,094,000	24,097	4/19/11	—	(1,003)
Malaysian Ringgit	JPHQ	Buy	57,051	17,484	4/19/11	—	(215)
Japanese Yen	UBSW	Sell	20,800,000	226,822	4/20/11	—	(3,137)
Japanese Yen	CITI	Sell	20,800,000	226,942	4/20/11	—	(3,017)
Malaysian Ringgit	JPHQ	Buy	163,000	50,192	4/22/11	—	(856)
Chilean Peso	MSCO	Buy	347,220,000	661,044	4/25/11	—	(10,908)
Euro	UBSW	Sell	57,000	75,744	4/26/11	5,344	—
Indian Rupee	DBAB	Buy	2,216,000	48,929	4/26/11	—	(2,167)
Chilean Peso	JPHQ	Buy	103,971,000	197,946	4/27/11	—	(3,286)
Indian Rupee	JPHQ	Buy	316,000	6,973	4/27/11	—	(304)
Chilean Peso	CITI	Buy	167,590,000	321,054	4/28/11	—	(7,296)
Indian Rupee	JPHQ	Buy	1,569,000	34,620	4/28/11	—	(1,515)
Indian Rupee	JPHQ	Buy	1,570,000	34,658	4/29/11	—	(1,533)
Peruvian Nuevo Sol	DBAB	Buy	178,448	62,231	4/29/11	—	(291)
Peruvian Nuevo Sol	DBAB	Buy	70,000	24,399	5/06/11	—	(110)

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

				Contract	Settlement
Currency	Counterparty	Type	Quanity	amount	date	Appreciation	Depreciation

Chilean Peso	DBAB	Buy	18,800,000	35,405	5/10/11	—	(225)
Japanese Yen	UBSW	Sell	85,371,000	958,901	5/10/11	14,413	—
Japanese Yen	DBAB	Sell	57,105,000	639,259	5/10/11	7,486	—
Japanese Yen	CITI	Sell	85,413,000	958,903	5/10/11	13,949	—
Indian Rupee	DBAB	Buy	3,003,000	63,194	6/01/11	53	—

	Unrealized appreciation (depreciation)					3,270,641	(493,628)

	Net unrealized appreciation (depreciation)					$2,777,013

At May 31, 2010, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

	Pay/Receive	Fixed	Floating	Notional		Expiration	Unrealized	Unrealized
Counterparty	Floating Rate	Rate	Rate	Amount[a]		Date	Appreciation	Depreciation

CITI	Pay	8.00%	MXN Interbank Equilibrium Interest Rate	600,000	MXN	1/18/19	$1,727	—
CITI	Pay	8.07%	MXN Interbank Equilibrium Interest Rate	3,010,000	MXN	1/22/19	9,651	—
CITI	Pay	8.28%	MXN Interbank Equilibrium Interest Rate	13,250,000	MXN	9/9/19	53,130	—

Unrealized appreciation (depreciation)							64,346	—

Net unrealized appreciation (depreciation)							$64,346

[a]	In U.S. dollars unless otherwise indicated.
At May 31, 2010, the Fund had the following financial futures contracts outstanding. See Note 3.

		Number of	Notional	Delivery	Unrealized	Unrealized
Description	Type	Contracts	Amount	Date	Appreciation	Depreciation

U.S. Treasury 10 Year Note	Short	1	$100,000	09/21/10	$—	$(143)

Templeton Income Trust
Templeton International Bond Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
    ABBREVIATIONS

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Selected Portfolio

FRN	Floating Rate Note

Counterparty

BOFA	Bank of America N.A.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
DBAB	Deutsche Bank USA, N.A.
FBCO	Credit Suisse International
HSBC	HSBC Bank USA, N.A.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase N.A.
MLCO	Merrill Lynch Capital Services
MSCO	Morgan Stanley and Co. Inc.
UBSW	UBS AG

Templeton Income Trust
Notes to Statements of Investments (unaudited)
1. ORGANIZATION
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of three funds (Funds).
2. FINANCIAL INSTRUMENT VALUATION
The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
Corporate debt securities, municipal, and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.
Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds’ pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Investments in open-end mutual funds are valued at the closing net asset value.
Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Funds’ pricing services use a market-based approach to determine fair value. In other instance, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.
3. DERIVATIVE FINANCIAL INSTRUMENTS
The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.
The Funds generally enter into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
The Funds generally enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.
The Funds generally enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Funds’ investment objectives.
4. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton	Templeton
	Global Bond	Global Total Return	International Bond
	Fund	Fund	Fund

Cost of investments	$31,291,833,628	$699,751,652	$84,173,410

Unrealized appreciation	$1,886,276,069	$15,289,340	$2,461,173
Unrealized depreciation	(1,288,031,046)	(21,473,315)	(2,167,252)

Net unrealized appreciation (depreciation)	$598,245,023	$(6,183,975)	$293,921

5. FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Templeton Global Bond Fund
Assets:
Investments in Securities:
Bonds[a]	$—	$27,020,484,899	$—		$27,020,484,899
Municipal Bonds	—	886,599,111	—		886,599,111
Short Term Investments	368,971,823	3,614,022,818	—		3,982,994,641

Total Investments in Securities	$368,971,823	$31,521,106,828	$—		$31,890,078,651

Swaps	—	46,159,624	—		46,159,624
Forward Exchange Contracts	—	1,472,265,788	—		1,472,265,788
Liabilities:
Forward Exchange Contracts	—	185,983,410	—		185,983,410
Financial Futures Contracts	—	143	—		143

Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[b]
United States	$22,712	$4,514	$—	[c]	27,226
Bonds[a]	—	553,902,970	—		553,902,970
Municipal Bonds	—	17,429,483	—		17,429,483
Senior Floating Rate Interests	—	13,358,899	73,375		13,432,274
Short Term Investments	25,758,555	83,017,169	—		108,775,724

Total Investments in Securities	$25,781,267	$667,713,035	$73,375		$693,567,677

Swaps	—	76,430	—		76,430
Forward Exchange Contracts	—	18,361,734	—		18,361,734
Liabilities:
Swaps	—	—	—		—
Forward Exchange Contracts	—	3,571,344	—		3,571,344
Financial Futures Contracts	—	143	—		143

Templeton International Bond Fund
Assets:
Investments in Securities
Bonds[a]	$—	$57,040,076	$—		$57,040,076
Short Term Investments	19,716,448	7,710,807			27,427,255

Total Investments in Securities	$19,716,448	$64,750,883	$—		$84,467,331

Swaps	—	64,346	—		64,346
Forward Exchange Contracts	—	3,270,641	—		3,270,641
Liabilities:
Forward Exchange Contracts	—	493,628	—		493,628
Financial Futures Contracts	—	143	—		143

[a]	For detailed industry descriptions, see the accompanying Statements of Investments.

[b]	Includes common and preferred stock.

[c]	Includes securities determined to have no value at May 31, 2010.

At May 31, 2010 the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds’ fair value, were as follows:

Net Change in
Unrealized
Appreciation
	Balance	Net	Net Change in			Balance	(Depreciation)
	at	Realized	Unrealized	Net	Transfer	at End	on Assets
	Beginning	Gain	Appreciation	Purchases	In (Out of)	of	Held at Period
	of Period	(Loss)	(Depreciation)	(Sales)	Level 3	Period	End

Templeton Global Total Return Fund
Assets
Investments in Securities:
Equity Investments
United States	$—	$—	$—	$—	$—	$— [a]	$—
Senior Floating Rate Interests
United States	$—	$—	$3,953	$69,422	$—	$73,375	$3,953

[a]	Includes securities determined to have no value at May 31, 2010.
6. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.
7. SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the statements of investments and determined that no events have occurred that require disclosure.
For information on the Funds’ policy regarding other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

Mark H. Otani

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2010